IDS State
Tax-Exempt
Funds




Tax-exempt funds from the
following states:
California
Massachusetts
Michigan
Minnesota
New York
Ohio


1997 SEMIANNUAL REPORT


The goal of each Fund is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation.


      AMERICAN EXPRESS Financial Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) shield with U.S. enclosed

(icon of) shield with U.S. enclosed

Twice the tax relief

Many people who want to reduce their tax burden favor municipal bonds because the interest they pay is generally free from federal tax. If you want to reduce state tax, too, you can invest in municipal bonds in the state you reside. Investments in municipal bonds are one of the best tax-advantaged investments still available to individuals. What's more, the money you invest is typically used by municipalities to fund projects such as schools and highways. So, with this investment, the benefits reach well beyond your pocketbook.


Contents

From the chairman                            3
From the portfolio manager                   3
Ten largest holdings                         6
Financial statements                        12
Notes to financial statements               19
Investments in securities                   37
Board members and officers                  67
IDS mutual funds                            68

 To our shareholders


      From the chairman
      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when financial turmoil in Southeast Asia sparked a sharp decline in worldwide stock markets, including the U.S.

      That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the Board

      From the portfolio manager
      A powerful rally by the U.S. bond market led to a very productive six months for the IDS State Tax-Exempt Funds. For investors in the Funds' Class A shares, the total returns (which include net asset value change and dividends) ranged from 4.9% to 5.7% for the July through December 1997 period -- the first half of the fiscal year.

      Despite a continuation of solid economic growth, which many observers thought would put upward pressure on consumer prices, inflation remained remarkably tame throughout the six months. Bolstering the low-inflation outlook during November and December was the financial turmoil in Asian markets, which reinforced the case for falling prices of imported goods as well as somewhat slower economic growth in the U.S. In addition, the Asian situation spawned a "flight to quality" by foreign investors, who, seeking a safe haven for their investments, moved money into U.S. bonds, lending further support to the market.

      Rates down, bonds up
      As a result, long-term interest rates, aside from a moderate run-up in August, declined substantially during the period. In fact, yields on municipal bonds reached a 25-year low by year-end. Bond prices, which move in the opposite direction of interest rates, rose accordingly, boosting the Funds' net asset values. On the other hand, the rate decline ultimately depressed the Funds' dividend payments slightly. Compared to most municipal bond funds, however, the dividend level held up quite well.

      Looking at the technical factors in the market, the supply of new issues was substantial. Fortunately, demand from both institutional and individual buyers was equally strong. Overall, I concentrated purchases in higher-quality issues, given the fact that lower-quality bonds offered only minimally higher yields. I kept a low level of cash reserves (5% or less) in all the Funds, a strategy that enhanced over all performance during the period.

      State updates
      Consistent with the generally strong national economy, all of the states represented by the Funds enjoyed good fiscal health. Reflecting that fact, the unemployment level continued to decline in California, while remaining below the national average in Minnesota, Michigan and Massachusetts. In New York, reserves in the state's "rainy day" fund reached an all-time high, and in Ohio, there was a budget surplus at the end of 1997. Those and other positive factors resulted in a trend toward upgrading of bond quality by rating agencies, which provided support for municipal bond prices.

      As the second half of the fiscal year begins, inflation appears to remain well under control. Assuming that continues, the level of long-term interest rates shouldn't present a serious problem for the bond market in the months ahead. At the same time, given how much rates came down in 1997, I think a similar decline is unlikely this year. Therefore, I plan to continue my emphasis on preserving investors' capital and the Funds' dividends, which I expect to provide the bulk of the return in 1998.



      Paul B. Hylle
      (picture of) Paul B. Hylle
      Paul B. Hylle
      Portfolio manager

To our shareholders

California
Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997         $5.36
June 30, 1997         $5.24
Increase              $0.12

Distributions
July 1, 1997 - Dec. 31, 1997

From income           $0.15
From capital gains    $  --
Total distributions   $0.15

Total return*          +5.1**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997         $5.36
June 30, 1996         $5.24
Increase              $0.12

Distributions
July 1, 1997 - Dec. 31, 1997

From income           $0.13
From capital gains    $  --
Total distributions   $0.13

Total return*          +4.7**


Massachusetts
Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997         $5.56
June 30, 1997         $5.42
Increase              $0.14

Distributions
July 1, 1997 - Dec. 31, 1997

From income           $0.14
From capital gains    $  --
Total distributions   $0.14

Total return*          +5.3**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997         $5.56
June 30, 1997         $5.42
Increase              $0.14

Distributions
July 1, 1997 - Dec. 31, 1997

From income           $0.12
From capital gains    $  --
Total distributions   $0.12

Total return*          +4.9**


Michigan
Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997         $5.57
June 30, 1997         $5.44
Increase              $0.13

Distributions
July 1, 1997 - Dec. 31, 1997

From income           $0.14
From capital gains    $  --
Total distributions   $0.14

Total return*          +4.9**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997         $5.57
June 30, 1997         $5.44
Increase              $0.13

Distributions
July 1, 1997 - Dec. 31, 1997

From income           $0.12
From capital gains    $  --
Total distributions   $0.12

Total return*          +4.5**


      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.


Minnesota
Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997         $5.42
June 30, 1997         $5.30
Increase              $0.12

Distributions
July 1, 1997 - Dec. 31, 1997

From income           $0.15
From capital gains    $  --
Total distributions   $0.15

Total return*          +5.2**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997         $5.42
June 30, 1997         $5.30
Increase              $0.12

Distributions
July 1, 1997 - Dec. 31, 1997

From income           $0.13
From capital gains    $   --
Total distributions   $0.13

Total return*          +4.8**


New York
Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997         $5.31
June 30, 1997         $5.15
Increase              $0.16

Distributions
July 1, 1997 - Dec. 31, 1997

From income           $0.14
From capital gains    $  --
Total distributions   $0.14

Total return*          +5.7**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997         $5.31
June 30, 1997         $5.15
Increase              $0.16

Distributions
July 1, 1997 - Dec. 31, 1997

From income           $0.12
From capital gains    $  --
Total distributions   $0.12

Total return*          +5.3**


Ohio
Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997         $5.51
June 30, 1997         $5.38
Increase              $0.13

Distributions
July 1, 1997 - Dec. 31, 1997

From income           $0.14
From capital gains    $  --
Total distributions   $0.14

Total return*          +5.3**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

Dec. 31, 1997         $5.51
June 30, 1997         $5.38
Increase              $0.13

Distributions
July 1, 1997 - Dec. 31, 1997

From income           $0.12
From capital gains    $   --
Total distributions   $0.12

Total return*          +4.9

      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Fund's ten largest holdings

 IDS California Tax-Exempt Fund

                                                               Percent                                    Value
                                                 (of Fund's net assets)                    (as of Dec. 31, 1997)

Anaheim Public Finance Authority Revenue Bonds
Series 2 Electric Utilities San Juan
 5.75% 2022                                                      4.61%                              $11,558,985

Long Beach Harbor Revenue Bonds
Series 1989A A.M.T.
 7.25% 2019                                                      2.88                                 7,214,830

Los Angeles Department of Water & Power
Electric Plant Revenue Bonds Series 1990
 7.125% 2030                                                     2.82                                 7,064,005

Statewide Community Development Authority
Revenue Certificate of Participation
St. Joseph Health System Group
 6.50% 2015                                                      2.50                                 6,275,060

Statewide Community Development Authority
Health Facilities Revenue Bonds Unihealth America
Series 1993A Inverse Floater
 7.46% 2011                                                      2.34                                 5,868,750

Los Angeles Convention & Exhibition Center
Pre-refunded Certificate of Participation Series 1989A
 7.00% 2020                                                      2.12                                 5,316,000

University of Southern California Educational
Facilities Authority Pre-refunded Revenue Bonds
Series 1989B
 6.75% 2015                                                      2.11                                 5,304,650

San Diego Regional Transportation Commission
Sales Tax Pre-refunded Revenue Bonds
Limited Tax Series 1989A
 6.25% 2008                                                      2.06                                 5,181,806

Rancho Mirage Joint Powers Finance Authority
Certificate of Participation
Eisenhower Memorial Hospital
 7.00% 2022                                                      1.91                                 4,786,860

Fontana Redevelopment Agency Refunding
Certificate of Participation Police Facility Series 1993
 5.625% 2016                                                     1.84                                 4,611,150


Note: The Fund's investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

(icon of) pie chart

The ten holdings listed here make up 25.19% of the Fund's net assets



The Fund's ten largest holdings

IDS Massachusetts Tax-Exempt Fund


                                                               Percent                                    Value
                                                 (of Fund's net assets)                    (as of Dec. 31, 1997)

Boston City Hospital Refunding Revenue Bonds
Series B
5.75% 2023                                                       4.01%                               $3,060,660

Health & Educational Facilities Authority
Revenue Bonds Suffolk University Series B
6.35% 2022                                                       3.56                                 2,711,342

Health & Educational Facilities Authority
Revenue Bonds Cape Cod Health System Series A
5.25% 2021                                                       3.25                                 2,479,675

Health & Educational Facilities Authority
Revenue Bonds Boston College Series J
6.625% 2021                                                      2.85                                 2,177,240

Industrial Finance Agency Pollution Control
Refunding Revenue Bonds Eastern Edison
Series 1993
5.875% 2008                                                      2.70                                 2,055,860

Health & Educational Facilities Authority
Revenue Bonds Charlton Memorial Hospital
Series 1991B
7.25% 2013                                                       2.53                                 1,928,203

Municipal Wholesale Electric Power Supply System
Refunding Revenue Bonds Series B
4.75% 2011                                                       2.26                                 1,723,453

Bay Transportation Authority General Transportation
System Refunding Bonds Series 1992B
6.20% 2016                                                       2.25                                 1,716,990

North Attleborough Unlimited General Obligation Bonds
Series 1997
5.25% 2017                                                       2.23                                 1,700,175

Industrial Finance Agency Resource Recovery
Revenue Bonds SEMASS Series 1991A
9.00% 2015                                                       2.22                                 1,695,630


Note: The Fund's investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

(icon of) pie chart

The ten holdings listed here make up 27.86% of the Fund's net assets


The Fund's ten largest holdings

IDS Michigan Tax-Exempt Fund

                                                               Percent                                    Value
                                                 (of Fund's net assets)                    (as of Dec. 31, 1997)

Romulus Township School District Unlimited Tax
General Obligation Refunding Bonds
 5.75% 2022                                                      3.22%                               $2,602,850

State Building Authority Refunding Revenue Bonds
Series 1991I
 6.25% 2020                                                      2.92                                 2,356,706

Detroit Sewer Disposal Revenue Bonds
 5.70% 2023                                                      2.56                                 2,065,120

Grand Ledge Public Schools Unlimited Tax General
Obligation Refunding Bonds Counties of Eaton,
Clinton & Ionia Series 1995
 5.375% 2024                                                     2.50                                 2,022,520

State Hospital Finance Authority Hospital Pre-refunded
Revenue Bonds McLaren Obligated Group Series 1991A
 7.50% 2021                                                      2.45                                 1,979,985

State Strategic Fund Limited Tax Obligation Refunding
Revenue Bonds Ford Motor Series 1991A
 7.10% 2006                                                      2.41                                 1,949,706

Monroe County  Pollution  Control  Revenue  Bonds  Detroit  Edison Fermi 2
Plants Series CC A.M.T.
 7.50% 2019                                                      2.35                                 1,896,877

Battle Creek Water Supply System
Pre-refunded Revenue Bonds Series 1990B
 6.375% 2008-10                                                  2.10                                 1,699,975

Buena Vista School District Saginaw County
School Building & Site Unlimited Tax
General Obligation Pre-refunded Bonds Series 1991
 7.20% 2016                                                      2.07                                 1,671,585

Northville Public Schools Unlimited Tax
General Obligation Bonds Series 1991B
 7.00% 2008                                                      2.05                                 1,659,345


Note: The Fund's investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

(icon of) pie chart

The ten holdings listed here make up 24.63% of the Fund's net assets


The Fund's ten largest holdings

IDS Minnesota Tax-Exempt Fund

                                                               Percent                                    Value
                                                 (of Fund's net assets)                    (as of Dec. 31, 1997)

State University Board of Regents
General Obligation Bonds Series 1996A
 5.50% 2021                                                      3.26%                              $13,286,625

Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care System Revenue Bonds
Healthspan Series 1993
 4.75% 2018                                                      3.14                                12,813,525

St. Paul & Minneapolis Housing & Redevelopment
Authority Health Care Facility Revenue Bonds
Group Health Plan Series 1992
 6.75% 2013                                                      2.84                                11,577,405

Western Minnesota Municipal Power Agency
Supply Refunding Revenue Bonds Series A
 5.50% 2015                                                      2.76                                11,253,250

State General Obligation Various Purpose
Pre-refunded Bonds Series 1991
 6.70% 2011                                                      2.13                                 8,689,040

State Public Facilities Authority Water Pollution
Control Revenue Bonds Series 1989A
 7.00% 2009                                                      2.06                                 8,419,203

Anoka County General Obligation Capital Improvement
Revenue Bonds Series 1989B
 7.00% 2007-10                                                   2.01                                 8,194,939

Hennepin County Lease Revenue
Certificate of Participation Series 1991
 6.80% 2017                                                      1.94                                 7,911,345

St. Paul Housing & Redevelopment Authority
Sales Tax Revenue Bonds Civic Center
 5.55% 2023                                                      1.91                                 7,789,575

Edina Multi-family Housing Revenue Bonds
Walker Assisted Living Series 1991
 9.00% 2031                                                      1.82                                 7,409,836


Note: The Fund's investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

(icon of) pie chart

The ten holdings listed here make up 23.87% of the Fund's net assets


The Fund's ten largest holdings

IDS New York Tax-Exempt Fund

                                                               Percent                                    Value
                                                 (of Fund's net assets)                    (as of Dec. 31, 1997)

State Energy Research & Development Authority
Electric Facility Revenue Bonds Consolidated Edison
Series 1990A A.M.T.
 7.50% 2025                                                      4.49%                               $5,270,950

United Nations Development Senior Lien
Refunding Revenue Bonds Series 1992A
 6.00% 2026                                                      4.23                                 4,961,070

State Urban Development Correction Facility
Pre-refunded Revenue Bonds Series 1
 7.50% 2020                                                      4.16                                 4,888,485

State Local Government Assistance
Pre-refunded Bonds Series 1991A
 7.00% 2016                                                      3.77                                 4,427,160

State Mortgage Agency Homeowner Mortgage
Revenue Bonds Series TT
 7.50% 2015                                                      3.68                                 4,322,840

Triborough Bridge & Tunnel Authority General Purpose
Pre-refunded Revenue Bonds Series S
 7.00% 2021                                                      2.80                                 3,290,220

State Environmental Facility State Water & Pollution
Control Revolving Fund Revenue Bonds New York City
Municipal Water Finance Authority Series 1990A
 7.50% 2012                                                      2.80                                 3,287,970

State Dormitory Authority City University System
Revenue Bonds Series 1993A
 5.75% 2013                                                      2.77                                 3,254,220

State Mortgage Agency Homeowner Mortgage
Revenue Bonds Series 27
 6.90% 2015                                                      2.77                                 3,248,520

State Energy  Research &  Development  Authority  Solid Waste  Development
Revenue Bonds State Gas & Electric Company Series A A.M.T.
 5.70% 2028                                                      2.64                                 3,096,180


Note: The Fund's investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

(icon of) pie chart

The ten holdings listed here make up 34.11% of the Fund's net assets


The Fund's ten largest holdings

IDS Ohio Tax-Exempt Fund

                                                               Percent                                    Value
                                                 (of Fund's net assets)                    (as of Dec. 31, 1997)

Lakota Local School District Unlimited Tax
Improvement General Obligation Bonds
 6.25% 2014                                                      3.06%                               $2,211,220

State Air Quality Development Authority
Refunding Revenue Bonds Series 1994 A.M.T.
 6.375% 2029                                                     3.04                                 2,200,120

Erie County Hospital Improvement Refunding Revenue
Bonds Firelands Community Hospital Series 1992
 6.75% 2015                                                      3.01                                 2,177,320

State Municipal Electric Generation Agency
Joint Venture  5
Revenue Bonds
 5.375% 2024                                                     2.79                                 2,018,120

Lorain County Hospital Facilities Refunding
Revenue Bonds EMH Regional Medical Center
Series 1995
 5.375% 2021                                                     2.78                                 2,014,280

State Valley School District School Improvement
Unlimited Tax General Obligation Bonds
Adams & Highland Counties Series 1995
 5.25% 2021                                                      2.77                                 2,001,440

Butler County Hospital Facility Improvement
Refunding Revenue Bonds
 7.50% 2010                                                      2.63                                 1,905,610

Franklin County Convention Facilities Authority
Tax & Lease Revenue Anticipation
Pre-refunded Bonds
 7.00% 2019                                                      2.28                                 1,647,855

State Housing Finance Agency Mortgage Revenue Bonds Aristocrat South Board
& Care Series 1991A A.M.T.
 7.30% 2031                                                      2.20                                 1,590,825

Cuyahoga County Hospital Refunding Revenue Bonds
Cleveland Clinic Foundation Series 1992
 5.50% 2011                                                      2.16                                 1,566,195


Note: The Fund's investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

(icon of) pie chart

The ten holdings listed here make up 26.72% of the Funds's net assets

      Financial statements

      Statements of assets and liabilities
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      Dec. 31, 1997 (Unaudited)

                                  Assets
                                                                  California         Massachusetts             Michigan
                                                                  Tax-Exempt            Tax-Exempt           Tax-Exempt
                                                                        Fund                  Fund                 Fund
 Investments in securities, at value (Note 1)
      (identified cost $228,702,990, $69,186,977
      and $71,503,898)                                          $252,070,174           $75,614,168          $78,913,920
 Cash in bank on demand deposit                                           --                    --                3,447
 Accrued interest receivable                                       4,418,980             1,574,286            1,279,270
 Receivable for investment securities sold                                --               115,000              714,000
                                                                   ---------               -------              -------
 Total assets                                                    256,489,154            77,303,454           80,910,637
                                                                 -----------            ----------           ----------


                                  Liabilities
 Disbursements in excess of cash on demand deposit                   130,984               963,278                   --
 Dividends payable to shareholders                                   176,394                52,162               56,875
 Payable for investment securities purchased                       5,274,216                    --                   --
 Accrued investment management services fee                            3,231                   983                1,041
 Accrued distribution fee                                                259                   213                   93
 Accrued service fee                                                   1,203                   366                  387
 Accrued transfer agency fee                                             238                   114                   99
 Accrued administrative services fee                                     275                    84                   89
 Other accrued expenses                                               34,223                16,732               26,119
                                                                      ------                ------               ------
 Total liabilities                                                 5,621,023             1,033,932               84,703
                                                                   ---------             ---------               ------
 Net assets applicable to outstanding shares                    $250,868,131           $76,269,522          $80,825,934
                                                                ============           ===========          ===========


                                  Represented by
 Shares of beneficial interest-- $.01 par value (Note 1)        $    468,346           $   137,247          $   145,207
 Additional paid-in capital                                      232,895,907            70,810,148           74,531,322
 Excess of distributions over net investment income                  (10,734)               (1,056)                 (97)
 Accumulated net realized gain (loss) (Note 5)                    (5,852,572)           (1,104,008)          (1,260,520)
 Unrealized appreciation (depreciation) on investments            23,367,184             6,427,191            7,410,022
                                                                  ----------             ---------            ---------
 Total-- representing net assets applicable
      to outstanding shares                                     $250,868,131           $76,269,522          $80,825,934
                                                                ============           ===========          ===========
 Net assets applicable to outstanding shares:
                                  Class A                       $238,253,719           $65,886,057          $76,317,547
                                  Class B                       $ 12,614,412           $10,383,465          $ 4,508,387
 Outstanding shares of beneficial interest:
                                  Class A shares                  44,479,079            11,856,082           13,710,757
                                  Class B shares                   2,355,500             1,868,635              809,952
 Net asset value per share:
                                  Class A                       $       5.36           $      5.56         $       5.57
                                  Class B                       $       5.36           $      5.56         $       5.57

See accompanying notes to financial statements.


      Statements of assets and liabilities
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      Dec. 31, 1997 (Unaudited)

                                  Assets
                                                                            Minnesota             New York                 Ohio
                                                                           Tax-Exempt           Tax-Exempt           Tax-Exempt
                                                                                 Fund                 Fund                 Fund
Investments in securities, at value (Note 1)
   (identified cost $373,435,447, $105,036,036
   and $65,367,803)                                                      $405,775,599         $115,729,512          $71,423,567
Cash in bank on demand deposit                                                200,053            1,117,948               23,229
Accrued interest receivable                                                 8,218,242            2,243,841              966,337
Receivable for investment securities sold                                      75,000                   --                   --
                                                                               ------              -------              -------
Total assets                                                              414,268,894          119,091,301           72,413,133


                                  Liabilities
Dividends payable to shareholders                                             304,047               82,745               50,305
Payable for investment securities purchased                                 6,027,284            1,583,722                   --
Accrued investment management services fee                                      5,142                1,511                  931
Accrued distribution fee                                                          536                  175                   85
Accrued service fee                                                             1,955                  563                  347
Accrued transfer agency fee                                                       553                  158                  798
Accrued administrative services fee                                               425                  129                   79
Other accrued expenses                                                         75,226               15,991               10,146
                                                                               ------               ------               ------
Total liabilities                                                           6,415,168            1,684,994               62,691
                                                                            ---------            ---------               ------
Net assets applicable to outstanding shares                              $407,853,726         $117,406,307          $72,350,442
                                                                         ============         ============          ===========


                                  Represented by
Shares of beneficial interest-- $.01 par value (Note 1)                 $     752,772       $      221,300         $    131,289
Additional paid-in capital                                                383,752,047          109,209,546           67,641,571
Undistributed (excess of distributions over) net investment income              5,382                 (193)               9,550
Accumulated net realized gain (loss) (Note 5)                              (8,996,627)          (2,717,822)          (1,487,732)
Unrealized appreciation (depreciation) on investments                      32,340,152           10,693,476            6,055,764
                                                                           ----------           ----------            ---------
Total-- representing net assets applicable
   to outstanding shares                                                 $407,853,726         $117,406,307          $72,350,442
                                                                         ============         ============          ===========
Net assets applicable to outstanding shares:
                                  Class A                                $381,750,540         $108,701,645          $68,199,947
                                  Class B                                $ 26,103,186         $  8,704,662          $ 4,150,495
Outstanding shares of beneficial interest:
                                  Class A shares                           70,459,087           20,489,300           12,375,784
                                  Class B shares                            4,818,074            1,640,654              753,148
Net asset value per share:
                                  Class A                                $       5.42         $       5.31          $      5.51
                                  Class B                                $       5.42         $       5.31          $      5.51

See accompanying notes to financial statements.



      Financial statements

      Statements of operations
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      Six months ended Dec. 31, 1997 (Unaudited)

                                  Assets
                                                                     California         Massachusetts              Michigan
                                                                     Tax-Exempt            Tax-Exempt            Tax-Exempt
                                                                           Fund                  Fund                  Fund
Income:
Interest                                                           $  7,435,323            $2,264,222            $2,436,175
                                                                   ------------            ----------            ----------
Expenses (Note 2):
Investment management services fee                                      583,692               178,195               190,869
Distribution fee-- Class B                                               42,442                34,106                15,012
Transfer agency fee                                                      43,830                21,025                18,591
Incremental transfer agency fee-- Class B                                   198                   167                    84
Service fee
   Class A                                                              205,316                57,940                67,166
   Class B                                                                9,738                 7,958                 3,456
Administrative services fees and expenses                                51,639                16,768                17,856
Compensation of board members                                             4,084                 4,084                 4,084
Custodian fees                                                            8,576                 6,056                 3,809
Postage                                                                   6,719                 1,822                   921
Registration fees                                                        18,227                12,842                16,205
Reports to shareholders                                                   1,422                   226                   200
Audit fees                                                                8,500                 7,750                 7,750
Other                                                                     1,930                   337                   405
                                                                          -----                   ---                   ---
Total expenses                                                          986,313               349,276               346,408
   Earnings credits on cash balances (Note 2)                           (33,691)              (11,030)               (8,146)
                                                                        -------               -------                ------
Total net expenses                                                      952,622               338,246               338,262
                                                                        -------               -------               -------
Investment income (loss)-- net                                        6,482,701             1,925,976             2,097,913
                                                                      ---------             ---------             ---------


              Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                     1,303,653               111,534               141,512
   Financial futures contracts                                           67,376                 7,365                11,039
                                                                         ------                 -----                ------
Net realized gain (loss) on investments                               1,371,029               118,899               152,551
Net change in unrealized appreciation
   (depreciation) on investments                                      4,340,244             1,778,400             1,635,516
                                                                      ---------             ---------             ---------
Net gain (loss) on investments                                        5,711,273             1,897,299             1,788,067
                                                                      ---------             ---------             ---------
Net increase (decrease) in net assets resulting from operations     $12,193,974            $3,823,275            $3,885,980
                                                                    ===========            ==========            ==========

See accompanying notes to financial statements.


      Statements of operations
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      Six months ended Dec. 31, 1997 (Unaudited)

                                  Investment income
                                                                       Minnesota             New York                 Ohio
                                                                      Tax-Exempt           Tax-Exempt           Tax-Exempt
                                                                            Fund                 Fund                 Fund
 Income:
 Interest                                                            $12,879,312           $3,487,762           $2,172,415
                                                                     -----------           ----------           ----------
 Expenses (Note 2):
 Investment management services fee                                      934,721              273,175              169,535
 Distribution fee-- Class B                                               91,108               30,796               14,594
 Transfer agency fee                                                     102,347               29,713               17,791
 Incremental transfer agency fee-- Class B                                   493                  167                   78
 Service fee
   Class A                                                               332,414               93,685               59,199
   Class B                                                                21,201                7,157                3,405
 Administrative services fees and expenses                                79,400               24,892               16,518
 Compensation of board members                                             4,084                4,084                4,084
 Custodian fees                                                           46,757                1,176                5,271
 Postage                                                                  16,977                1,626                1,855
 Registration fees                                                        16,410                9,963               13,770
 Reports to shareholders                                                  13,574                2,500                  226
 Audit fees                                                                9,000                8,500                7,750
 Other                                                                     4,905               10,086                2,162
                                                                           -----               ------                -----
 Total expenses                                                        1,673,391              497,520              316,238
   Earnings credits on cash balances (Note 2)                            (55,790)             (14,152)              (8,747)
                                                                         -------              -------               ------
 Total net expenses                                                    1,617,601              483,368              307,491
                                                                       ---------              -------              -------
 Investment income (loss)-- net                                       11,261,711            3,004,394            1,864,924
                                                                      ----------            ---------            ---------


 Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
   Security transactions (Note 3)                                        412,279              174,987              198,827
   Financial futures contracts                                            86,512              285,080                7,365
                                                                          ------              -------                -----
 Net realized gain (loss) on investments                                 498,791              460,067              206,192
 Net change in unrealized appreciation
   (depreciation) on investments                                       8,637,019            2,889,190            1,584,947
                                                                       ---------            ---------            ---------
 Net gain (loss) on investments                                        9,135,810            3,349,257            1,791,139
                                                                       ---------            ---------            ---------
 Net increase (decrease) in net assets resulting from operations     $20,397,521           $6,353,651           $3,656,063
                                                                     ===========           ==========           ==========

See accompanying notes to financial statements.


      Financial statements

      Statements of changes in net assets
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust


     Operations and distributions                    Dec. 31, 1997    June 30, 1997           Dec. 31, 1997         June 30, 1997
                                                                California                               Massachusetts
                                                              Tax-Exempt Fund                            Tax-Exempt Fund
                                                  Six months ended       Year ended        Six months ended            Year ended
                                                       (Unaudited)                               (Unaudited)
Investment income (loss)-- net                      $    6,482,701    $  13,603,961            $  1,925,976          $  3,910,959
Net realized gain (loss) on investments                  1,371,029        1,428,855                 118,899               244,141
Net change in unrealized appreciation
   (depreciation) on investments                         4,340,244        3,063,495               1,778,400             1,390,465
                                                         ---------        ---------               ---------             ---------
Net increase (decrease) in net assets resulting
   from operations                                      12,193,974       18,096,311               3,823,275             5,545,565
                                                        ----------       ----------               ---------             ---------
Distributions to shareholders from:
   Net investment income
      Class A                                           (6,534,702)     (12,900,026)             (1,725,599)           (3,608,592)
      Class B                                             (269,441)        (394,958)               (201,433)             (308,683)
   Net realized gain
      Class A                                               (2,840)        (518,965)                     --                    --
      Class B                                                 (150)         (17,699)                     --                    --
                                                              ----          -------
Total distributions                                     (6,807,133)     (13,831,648)             (1,927,032)           (3,917,275)
                                                        ----------      -----------              ----------            ----------


     Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                              13,525,692       19,424,292               3,384,608             6,908,468
   Class B shares                                        2,840,753        4,411,205               2,320,741             3,032,071
Reinvestment of distributions at net asset value
   Class A shares                                        4,521,326        9,248,935               1,323,133             2,774,110
   Class B shares                                          203,280          327,596                 177,656               269,072
Payments for redemptions
   Class A shares                                      (17,039,452)     (34,815,979)             (6,998,078)          (12,428,315)
   Class B shares (Note 2)                                (731,111)      (1,214,600)               (456,701)             (889,801)
                                                          --------       ----------                --------              --------
Increase (decrease) in net assets from
   share transactions                                    3,320,488       (2,618,551)               (248,641)             (334,395)
                                                         ---------       ----------                --------              --------
Total increase (decrease) in net assets                  8,707,329        1,646,112               1,647,602             1,293,895
Net assets at beginning of period                      242,160,802      240,514,690              74,621,920            73,328,025
                                                       -----------      -----------              ----------            ----------
Net assets at end of period                           $250,868,131     $242,160,802             $76,269,522           $74,621,920
                                                      ============     ============             ===========           ===========
Undistributed (excess of distributions over)
   net investment income                              $    (10,734)    $    310,708             $    (1,056)          $       --
                                                      ------------     ------------             -----------           --------

See accompanying notes to financial statements.


      Statements of changes in net assets
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust


              Operations and distributions               Dec. 31, 1997     June 30, 1997          Dec. 31, 1997       June 30, 1997
                                                                      Michigan                                Minnesota
                                                                  Tax-Exempt Fund                          Tax-Exempt Fund
                                                      Six months ended        Year ended       Six months ended          Year ended
                                                           (Unaudited)                              (Unaudited)
 Investment income (loss)-- net                           $  2,097,913      $  4,357,220          $  11,261,711       $  23,303,678
 Net realized gain (loss) on investments                       152,551           178,720                498,791           1,732,758
 Net change in unrealized appreciation
   (depreciation) on investments                             1,635,516         1,046,406              8,637,019           6,062,416
                                                             ---------         ---------              ---------           ---------
 Net increase (decrease) in net assets resulting
   from operations                                           3,885,980         5,582,346             20,397,521          31,098,852
                                                             ---------         ---------             ----------          ----------
 Distributions to shareholders from:
   Net investment income
       Class A                                              (2,009,159)       (4,220,612)           (10,677,425)        (22,346,136)
       Class B                                                 (89,330)         (145,774)              (588,474)           (975,607)
   Net realized gain
       Class A                                                      --           (19,158)                    --                  --
       Class B                                                      --              (747)                    --                  --
                                                                                    ----
 Total distributions                                        (2,098,489)       (4,386,291)           (11,265,899)        (23,321,743)
                                                            ----------        ----------            -----------         -----------


 Share transactions (Note 4)
 Proceeds from sales
   Class A shares (Note 2)                                   2,586,139         4,657,190             25,822,143          37,612,445
      Class B shares                                           960,445         1,464,265              4,384,731           7,437,173
 Reinvestment of distributions at net asset value
   Class A shares                                            1,429,465         3,050,415              8,283,105          17,393,622
   Class B shares                                               68,472           108,932                465,865             781,646
 Payments for redemptions
   Class A shares                                           (6,048,375)      (11,286,452)           (37,410,525)        (78,924,930)
   Class B shares (Note 2)                                    (238,707)         (582,299)            (1,490,992)         (2,465,251)
                                                              --------          --------             ----------          ----------
 Increase (decrease) in net assets from
   share transactions                                       (1,242,561)       (2,587,949)                54,327         (18,165,295)
                                                            ----------        ----------                 ------         -----------
 Total increase (decrease) in net assets                       544,930        (1,391,894)             9,185,949         (10,388,186)
 Net assets at beginning of period                          80,281,004        81,672,898            398,667,777         409,055,963
                                                            ----------        ----------            -----------         -----------
 Net assets at end of period                               $80,825,934       $80,281,004           $407,853,726        $398,667,777
                                                           ===========       ===========           ============        ============
 Undistributed (excess of distributions over)
   net investment income                                   $       (97)      $       479           $      5,382        $      9,570
                                                           -----------       -----------           ------------        ------------

See accompanying notes to financial statements.

      Financial statements

      Statements of changes in net assets
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust


          Operations and distributions                  Dec. 31, 1997   June 30, 1997       Dec. 31, 1997        June 30, 1997
                                                                    New York                               Ohio
                                                                 Tax-Exempt Fund                      Tax-Exempt Fund
                                                     Six months ended       Year ended   Six months ended           Year ended
                                                          (Unaudited)                          (Unaudited)
Investment income (loss)-- net                           $  3,004,394     $ 6,530,033         $ 1,864,924          $ 3,889,654
Net realized gain (loss) on investments                       460,067       1,161,146             206,192              470,175
Net change in unrealized appreciation
   (depreciation) on investments                            2,889,190         939,832           1,584,947              744,941
                                                            ---------         -------           ---------              -------
Net increase (decrease) in net assets resulting
   from operations                                          6,353,651       8,631,011           3,656,063            5,104,770
                                                            ---------       ---------           ---------            ---------
Distributions to shareholders from:
Net investment income
   Class A                                                 (2,821,590)     (6,237,111)         (1,790,260)          (3,739,886)
    Class B                                                  (183,708)       (294,055)            (87,356)            (129,674)
Net realized gain
   Class A                                                         --              --                  --               (7,128)
   Class B                                                         --              --                  --                 (297)
                                                                                                                          ----
Total distributions                                        (3,005,298)     (6,531,166)         (1,877,616)          (3,876,985)
                                                           ----------      ----------          ----------           ----------


         Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                  6,801,802      11,232,398           3,646,497            5,210,610
   Class B shares                                           1,556,230       3,038,506             586,192            1,817,909
Reinvestment of distributions at net asset value
   Class A shares                                           2,047,186       4,709,717           1,366,487            2,867,182
   Class B shares                                             154,744         250,963              63,676               98,384
Payments for redemptions
   Class A shares                                         (10,866,821)    (25,606,182)         (5,098,771)         (14,289,613)
   Class B shares (Note 2)                                   (790,957)       (800,957)           (134,877)            (607,746)
                                                             --------        --------            --------             --------
Increase (decrease) in net assets from
   share transactions                                      (1,097,816)     (7,175,555)            429,204           (4,903,274)
                                                           ----------      ----------             -------           ----------
Total increase (decrease) in net assets                     2,250,537      (5,075,710)          2,207,651           (3,675,489)
Net assets at beginning of period                         115,155,770     120,231,480          70,142,791           73,818,280
                                                          -----------     -----------          ----------           ----------
Net assets at end of period                              $117,406,307    $115,155,770         $72,350,442          $70,142,791
                                                         ============    ============         ===========          ===========
Undistributed (excess of distributions over)
   net investment income                                 $       (193)   $        711         $     9,550          $    22,242
                                                         ------------    ------------         -----------          -----------

See accompanying notes to financial statements.


 Notes to financial statements

 IDS California Tax-Exempt Trust
 IDS Special Tax-Exempt Series Trust
 (Unaudited as to Dec. 31, 1997)

  1

Summary of significant
accounting policies

      IDS California Tax-Exempt Trust and IDS Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. IDS California Tax-Exempt Trust includes only IDS California Tax-Exempt Fund. IDS Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund, IDS New York Tax-Exempt Fund, IDS Ohio Tax-Exempt Fund and IDS Insured Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

      Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds, excluding IDS Insured Tax-Exempt Fund, concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

      Each Fund offers Class A and Class B shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      The significant accounting policies followed by the Funds are summarized as follows:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make the markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Funds may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Funds may be required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

      Illiquid securities

      At Dec. 31, 1997, investments in securities for IDS Minnesota Tax-Exempt Fund includes an issue that is illiquid. The Fund currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Dec. 31, 1997, was $1,747,719 representing 0.4% of IDS Minnesota Tax-Exempt Fund's net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

      Federal income taxes

      Since each Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required. Each Fund is treated as a separate entity for federal income tax purposes.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

      Dividends to shareholders

      Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend at the end of the calendar year.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

  2

Expenses and
sales charges

      Effective March 20, 1995, each Fund entered into an agreement with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

      Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A   $15.50
     oClass B   $16.50

      Also effective March 20, 1995, each Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services.

      Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, each Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of each Fund's average daily net assets attributable to Class A and Class B shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing the Funds' shares for the six months ended Dec. 31, 1997, are as follows:

      Fund                                      Class A                 Class B

      IDS California                           $250,309                $  8,898

      IDS Massachusetts                         107,724                   5,137

      IDS Michigan                               89,780                   5,342

      IDS Minnesota                             477,243                  21,246

      IDS New York                              120,558                  12,182

      IDS Ohio                                   23,001                   1,459

      During the six months ended Dec. 31, 1997, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

      Fund                                    Reduction

      IDS California                            $33,691

      IDS Massachusetts                          11,030

      IDS Michigan                                8,146

      IDS Minnesota                              55,790

      IDS New York                               14,152

      IDS Ohio                                    8,747


  3

Securities
transactions

      For the six months ended Dec. 31, 1997, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

      Fund                                    Purchases                Proceeds

      IDS California                        $16,037,587             $19,425,844

      IDS Massachusetts                       3,090,379               3,616,690

      IDS Michigan                            1,958,502               3,907,277

      IDS Minnesota                          21,636,129              16,233,180

      IDS New York                            3,572,548               7,731,600

      IDS Ohio                                4,342,723               3,980,525

      Net realized gains and losses on investment sales are determined on an identified cost basis.

  4

Capital share
transactions

      Transactions in shares of each Fund for the periods indicated are as follows:

                                                  California Tax-Exempt Fund
                                                Six months ended Dec. 31, 1997
                                                Class A                Class B

      Sold                                    2,549,146                535,453

      Issued for reinvested distributions       851,011                 38,266

      Redeemed                               (3,210,987)              (137,974)

      Net increase (decrease)                   189,170                435,745


                                                    Year ended June 30, 1997
                                                Class A                Class B

      Sold                                    3,727,951                847,908

      Issued for reinvested distributions     1,775,984                 62,918

      Redeemed                               (6,684,505)              (234,000)

      Net increase (decrease)                (1,180,570)               676,826


                                                Massachusetts Tax-Exempt Fund
                                                Six months ended Dec. 31, 1997
                                                Class A                Class B

      Sold                                      615,331                421,827

      Issued for reinvested distributions       240,518                 32,286

      Redeemed                               (1,274,364)               (83,068)

      Net increase (decrease)                  (418,515)               371,045


                                                    Year ended June 30, 1997
                                                Class A                Class B

      Sold                                    1,287,516                564,106

      Issued for reinvested distributions       517,304                 50,175

      Redeemed                               (2,316,120)              (166,069)

      Net increase (decrease)                  (511,300)               448,212



                                                   Michigan Tax-Exempt Fund
                                                Six months ended Dec. 31, 1997
                                                Class A                Class B

      Sold                                      468,646                173,997

      Issues for reinvested distributions       259,017                 12,405

      Redeemed                               (1,097,218)               (43,341)

      Net increase (decrease)                  (369,555)               143,061


                                                   Year ended June 30, 1997
                                                Class A                Class B

      Sold                                      859,824                270,029

      Issued for reinvested distributions       563,716                 20,129

      Redeemed                               (2,086,380)              (107,455)

      Net increase (decrease)                  (662,840)               182,703


                                                  Minnesota Tax-Exempt Fund
                                                Six months ended Dec. 31, 1997
                                                Class A                Class B

      Sold                                    4,809,800                817,796

      Issued for reinvested distributions     1,542,687                 86,755

      Redeemed                               (6,971,193)              (277,870)

      Net increase (decrease)                  (618,706)               626,681


                                                       Year ended June 30, 1997
                                                Class A                Class B

      Sold                                    7,159,020              1,414,781

      Issued for reinvested distributions     3,311,994                148,821

      Redeemed                              (15,031,003)              (469,087)

      Net increase (decrease)                (4,559,989)             1,094,515



                                                    New York Tax-Exempt Fund
                                                Six months ended Dec. 31, 1997
                                                Class A                Class B

      Sold                                    1,292,853                296,716

      Issued for reinvested distributions       389,632                 29,448

      Redeemed                               (2,072,087)              (150,594)

      Net increase (decrease)                  (389,602)               175,570


                                                    Year ended June 30, 1997
                                                Class A                Class B

      Sold                                    2,196,024                593,838

      Issued for reinvested distributions       921,975                 49,118

      Redeemed                               (5,008,087)              (156,652)

      Net increase (decrease)                (1,890,088)               486,304



                                                     Ohio Tax-Exempt Fund
                                               Six months ended Dec. 31, 1997
                                                Class A                Class B

      Sold                                      670,162                107,803

      Issued for reinvested distributions       250,577                 11,675

      Redeemed                                 (936,401)               (24,805)

      Net increase (decrease)                   (15,662)                94,673


                                                    Year ended June 30, 1997
                                                Class A                Class B

      Sold                                      974,586                339,467

      Issued for reinvested distributions       537,160                 18,433

      Redeemed                               (2,679,134)              (113,803)

      Net increase (decrease)                (1,167,388)               244,097


  5

Capital loss
carryover

      For federal income tax purposes, capital loss carryovers were as follows at June 30, 1997:

                                                                     Expiration
      Fund                                    Carryover                    Date

      IDS California                        $1,643,088                     2006

      IDS Massachusetts                         268,549             1999 - 2005

      IDS Michigan                              147,263                    2005

      IDS Minnesota                            972,605                     2005

      IDS New York                           1,956,275              2002 - 2005

      IDS Ohio                                 527,216                     2005

      It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carryover has been offset or expires.

IDS California Tax-Exempt Trust
IDS California Tax-Exempt Fund

6. Financial highlights

The tables below show certain important financial information for evaluating each Fund's results.

                          Fiscal period ended June 30,

                          Per share income and capital changesa

                                                  Class A
                    1997d   1997   1996  1995   1994    1993   1992   1991   1990   1989c   1988b

Net asset value,    $5.24  $5.15  $5.16 $5.13  $5.41   $5.18  $4.94  $4.89  $4.97  $4.82   $4.66
beginning of
period
                          Income from investment operations:
Net investment        .15    .29    .28   .30    .31     .30    .31    .32    .32    .16     .32
income (loss)

Net gains (losses)    .12    .10    .02   .03   (.28)    .23    .24    .05   (.08)   .15     .16
(both realized
and unrealized)

Total from            .27    .39    .30   .33    .03     .53    .55    .37    .24    .31     .48
investment
operations
                          Less distributions:
Distributions        (.15)  (.29)  (.28) (.30)  (.31)   (.30)  (.31)  (.32)  (.32)  (.16)   (.32)
from net
investment income

Distributions from     --   (.01)  (.03)   --     --      --     --     --     --     --      --
realized gains

Total                (.15)  (.30)  (.31) (.30)  (.31)   (.30)  (.31)  (.32)  (.32)  (.16)   (.32)
distributions

Net asset value,    $5.36  $5.24  $5.15 $5.16  $5.13   $5.41  $5.18  $4.94  $4.89  $4.97   $4.82
end of period
                          Ratios/supplemental data:
                                                  Class A
                    1997d   1997   1996  1995   1994    1993   1992   1991   1990   1989c   1988b

Net assets, end of   $238   $232   $234  $239   $255    $261   $222   $185   $142    $95     $63
period (in
millions)

Ratio of expenses    .76%f  .77%+  .80%  .65%   .61%    .63%   .64%   .60%   .62%   .64%f   .72%
to average daily net
assetse

Ratio of net        5.25%f 5.64%  5.40% 5.89%  5.67%   5.78%  6.16%  6.51%  6.53%  6.67%f  6.61%+
income (loss)
to average daily
net assets

Portfolio              7%    14%    15%   48%    27%      5%     7%    23%    20%     6%     13%
turnover rate
(excluding
short-term
securities)

Total returng        5.1%   7.8%   6.0%  6.5%    .4%   10.8%   11.4%  7.7%   5.0%   6.5%   10.5%

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bFiscal year ended Dec. 31, 1988.

      cSix months ended June 30, 1989. The Fund's fiscal year end was changed from Dec. 31 to June 30, effective 1989.

      dSix months ended Dec. 31, 1997 (Unaudited).

      eEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.

      fAdjusted to an annual basis.

      gTotal return does not reflect payment of a sales charge.

IDS California Tax-Exempt Trust
IDS California Tax-Exempt Fund

Fiscal period ended June 30,
                          Per share income and capital changesa
                                 Class B
                    1997c     1997    1996     1995b
Net asset value,   $5.24     $5.15   $5.16    $5.21
beginning of
period
                          Income from investment operations:
Net investment       .13       .25     .24      .09
income (loss)

Net gains (losses)   .12       .10     .02     (.05)
(both realized
and unrealized)

Total from           .25       .35     .26      .04
investment
operations
                          Less distributions:
Distributions       (.13)     (.25)   (.24)    (.09)
from net
investment income

Distributions         --      (.01)   (.03)      --
from
realized gains

Total               (.13)     (.26)   (.27)    (.09)
distributions

Net asset value,   $5.36     $5.24   $5.15    $5.16
end of period
                          Ratios/supplemental data:
                                 Class B
                    1997c     1997    1996     1995b
Net assets, end of   $13       $10      $6       $2
period (in
millions)

Ratio of expenses  1.51%e    1.52%   1.57%    1.51%e
to
average daily net
assetsd

Ratio of net       4.51%e    4.94%   4.64%    4.87%e
income (loss)
to average daily
net assets

Portfolio             7%       14%     15%      48%
turnover rate
(excluding
short-term
securities)

Total returnf        4.7%     7.0%    5.2%      .8%

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bInception date was March 20, 1995.

      cSix months ended Dec. 31, 1997 (Unaudited).

      dEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      eAdjusted to an annual basis.

      fTotal return does not reflect payment of a sales charge.



IDS Special Tax-Exempt Series Trust
IDS Massachusetts Tax-Exempt Fund

Fiscal period ended June 30,
                                Per share income and capital changesa
                                                Class A
                      1997b    1997    1996   1995   1994   1993   1992   1991   1990   1989

Net asset value,     $5.42    $5.30   $5.27  $5.24  $5.49  $5.20  $4.96  $4.88  $5.01  $4.91
beginning of period
                                Income from investment operations:
Net investment         .14      .29     .28    .30    .30    .30    .31    .32    .32    .32
income (loss)

Net gains (losses)     .14      .12     .03    .03   (.25)   .29    .24    .08   (.12)   .12
(both realized
and unrealized)

Total from             .28      .41     .31    .33    .05    .59    .55    .40    .20    .44
investment
operations
                                Less distributions:
Distributions from    (.14)    (.29)   (.28)  (.30)  (.30)  (.30)  (.31)  (.32)  (.32)  (.32)
netinvestment income

Distributions from      --       --      --     --     --     --     --     --   (.01)  (.02)
realized gains

Total distributions   (.14)    (.29)   (.28)  (.30)  (.30)  (.30)  (.31)  (.32)  (.33)  (.34)

Net asset value,     $5.56    $5.42   $5.30  $5.27  $5.24  $5.49  $5.20  $4.96  $4.88  $5.01
end of period
                                Ratios/supplemental data:
                                                Class A
                      1997b    1997    1996   1995   1994   1993   1992   1991   1990   1989

Net assets, end of     $66      $67     $68    $68    $72    $64    $44    $27    $19    $13
period (in
millions)

Ratio of expenses     .83%d    .84%    .86%   .72%   .69%   .72%   .72%   .69%   .70%   .84%
to average daily net
assetsc

Ratio of net         5.17%d   5.32%   5.26%   5.74% 5.40%  5.57%  6.05%  6.53%  6.59%  6.55%
income (loss)
to average daily
net assets

Portfolio turnover      4%       8%      6%     16%    6%    --%     2%    16%    36%    25%
rate
(excluding
short-term
securities)

Total returne         5.3%     7.8%    6.0%    6.5%   .9%  11.5%  11.4%   8.5%   4.2%   9.2%

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bSix months ended Dec. 31, 1997 (Unaudited).

      cEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      dAdjusted to an annual basis.

      eTotal return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS Massachusetts Tax-Exempt Fund

Fiscal period ended June 30,
                            Per share income and capital changesa
                                       Class B
                         1997c     1997      1996     1995b
Net asset value,        $5.42     $5.30     $5.27    $5.31
beginning of period
                            Income from investment operations:
Net investment            .12       .25       .24      .09
income (loss)

Net gains (losses)        .14       .12       .03     (.04)
(both realized
and unrealized)

Total from                .26       .37       .27      .05
investment
operations
                            Less distributions:
Distributions from       (.12)     (.25)     (.24)    (.09)
net
investment income

Net asset value,        $5.56     $5.42     $5.30    $5.27
end of period
                            Ratios/supplemental data:
                                      Class B
                         1997c     1997      1996     1995b
Net assets,               $10        $8        $6       $2
end of
period (in
millions)

Ratio of expenses       1.59%e    1.59%     1.63%    1.59%e
to
average daily net
assetsd

Ratio of net            4.43%e    4.58%     4.51%    4.83%e
income (loss)
to average daily
net assets

Portfolio turnover         4%        8%        6%      16%
rate
(excluding
short-term
securities)

Total returnf            4.9%      7.0%      5.2%      .9%

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bInception date was March 20, 1995.

      cSix months ended Dec. 31, 1997 (Unaudited).

      dEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.

      eAdjusted to an annual basis.

      fTotal return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS Michigan Tax-Exempt Fund


Fiscal period ended June 30,
                         Per share income and capital changesa
                                                Class A
                     1997b   1997    1996    1995    1994    1993    1992    1991    1990    1989

Net asset value,    $5.44   $5.36   $5.39   $5.35   $5.60   $5.31   $5.04   $4.96   $5.08   $4.85
beginning of
period
                         Income from investment operations:
Net investment        .14     .29     .30     .30     .31     .31     .32     .32     .32     .32
income (loss)

Net gains (losses)    .13     .08     .04     .05    (.25)    .29     .27     .08    (.12)    .23
(both realized
and unrealized)

Total from            .27     .37     .34     .35     .06     .60     .59     .40     .20     .55
investment
operations
                         Less distributions:
Distributions        (.14)   (.29)   (.30)   (.31)   (.31)   (.31)   (.32)   (.32)   (.32)   (.32)
from net
investment income

Distributions          --      --    (.07)     --      --      --      --      --      --      --
from
realized gains

Total                (.14)   (.29)   (.37)   (.31)   (.31)   (.31)   (.32)   (.32)   (.32)   (.32)
distributions

Net asset value,    $5.57   $5.44   $5.36   $5.39   $5.35   $5.60   $5.31   $5.04   $4.96   $5.08
end of period
                         Ratios/supplemental data:
                                                Class A
                     1997b   1997    1996    1995    1994    1993    1992    1991    1990    1989

Net assets, end of    $76     $77     $79     $78     $77     $72     $55     $41     $29     $16
period (in
millions)

Ratio of expenses    .82%d   .81%    .82%    .70%    .65%    .68%    .67%    .67%    .71%    .81%
to
average daily net
assetsc

Ratio of net        5.20%d  5.38%   5.37%   5.71%   5.43%   5.64%   6.18%   6.45%   6.47%   6.50%
income (loss)
to average daily
net assets

Portfolio              2%     21%     29%     48%     16%      2%     --%      3%      5%     10%
turnover rate
(excluding
short-term
securities)

Total returne        4.9%    7.1%    6.3%    6.6%    1.0%   11.6%   12.0%    8.3%    4.1%   11.7%

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bSix months ended Dec. 31, 1997 (Unaudited).

      cEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      dAdjusted to an annual basis.

      eTotal return does not reflect payment of a sales charge.



IDS Special Tax-Exempt Series Trust
IDS Michigan Tax-Exempt Fund

Fiscal period ended June 30,
                          Per share income and capital changesa
                                    Class B
                       1997c     1997     1996    1995b
Net asset value,      $5.44     $5.36    $5.39   $5.43
beginning of
period
                          Income from investment operations:
Net investment          .12       .25      .25     .09
income (loss)

Net gains (losses)      .13       .08      .04    (.04)
(both realized
and unrealized)

Total from              .25       .33      .29     .05
investment
operations
                          Less distributions:
Distributions          (.12)     (.25)    (.25)   (.09)
from net
investment income

Distributions            --        --     (.07)     --
from
realized gains

Total                  (.12)     (.25)    (.32)   (.09)
distributions

Net asset value,      $5.57     $5.44    $5.36   $5.39
end of period
                          Ratios/supplemental data:
                                    Class B
                       1997c     1997     1996    1995b
Net assets, end of       $5        $4       $3      $1
period (in
millions)

Ratio of expenses     1.57%d    1.56%    1.59%   1.62%d
to
average daily net
assetse

Ratio of net          4.46%d    4.65%    4.63%   4.89%d
income (loss)
to average daily
net assets

Portfolio                2%       21%      29%     48%
turnover rate
(excluding
short-term
securities)

Total returnf          4.5%      6.3%     5.6%     .9%

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bInception date was March 20, 1995.

      cSix months ended Dec. 31, 1997 (Unaudited).

      dAdjusted to an annual basis.

      eEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      fTotal return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS Minnesota Tax-Exempt Fund

Fiscal period ended June 30,
                          Per share income and capital changesa
                                                  Class A
                       1997d    1997     1996    1995    1994    1993    1992    1991   1990    1989c    1988b
Net asset value,      $5.30    $5.20    $5.19   $5.16   $5.44   $5.22   $5.01   $4.95  $5.05   $4.86    $4.76
beginning of
period
                          Income from investment operations:
Net investment          .15      .31      .30     .31     .31     .31     .33     .33    .32     .16      .33
income (loss)

Net gains (losses)      .12      .10      .01     .03    (.28)    .22     .21     .06   (.10)    .19      .10
(both realized
and unrealized)

Total from              .27      .41      .31     .34     .03     .53     .54     .39    .22     .35      .43
investment
operations
                          Less distributions:
Distributions          (.15)    (.31)    (.30)   (.31)   (.31)   (.31)   (.33)   (.33)  (.32)   (.16)    (.33)
from net
investment income

Net asset value,      $5.42    $5.30    $5.20   $5.19   $5.16   $5.44   $5.22   $5.01  $4.95   $5.05    $4.86
end of period
                          Ratios/supplemental data:
                                                  Class A
                       1997d    1997     1996    1995    1994    1993    1992    1991   1990    1989c    1988b

Net assets, end of     $382     $376     $393    $403    $408    $402    $313    $233   $181    $121      $82
period (in
millions)

Ratio of expenses      .78%f    .75%+    .80%    .67%    .66%    .67%    .66%    .63%   .64%    .65%f    .65%
to average daily
net assetse

Ratio of net          5.59%f   5.81%    5.66%   6.01%   5.73%   5.91%   6.43%   6.67%  6.62%   6.84%f   6.73%+
income (loss)
to average daily
net assets

Portfolio                4%      14%      13%     28%     13%      2%      7%     10%     8%     --%      14%
turnover rate
(excluding
short-term
securities)

Total returng          5.2%     8.1%     5.9%    6.8%     .4%    10.5%  11.0%    8.2%   4.8%    7.4%     9.3%


      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bFiscal year ended Dec. 31, 1988.

      cSix months ended June 30, 1989. The Fund's fiscal year end was changed from Dec. 31 to June 30, effective 1989.

      dSix months ended Dec. 31, 1997 (Unaudited).

      eEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.

      fAdjusted to an annual basis.

      gTotal return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS Minnesota Tax-Exempt Fund

Fiscal period ended June 30,
                          Per share income and capital changesa
                                 Class B
                       1997c    1997    1996    1995b
Net asset value,      $5.30    $5.20   $5.19   $5.24
beginning of
period
                          Income from investment operations:
Net investment          .13      .27     .26     .09
income (loss)

Net gains (losses)      .12      .10     .01    (.05)
(both realized
and unrealized)

Total from              .25      .37     .27     .04
investment
operations
                          Less distributions:
Distributions          (.13)    (.27)   (.26)   (.09)
from net
investment income

Net asset value,      $5.42    $5.30   $5.20   $5.19
end of period
                          Ratios/supplemental data:
                                   Class B
                       1997c    1997    1996    1995b
Net assets, end of      $26      $22     $16      $4
period (in
millions)

Ratio of expenses     1.53%e   1.50%   1.57%   1.27%e
to average daily net
assetsd

Ratio of net          4.84%e   5.05%   4.94%   5.40%e
income (loss)
to average daily
net assets

Portfolio                4%      14%     13%     28%
turnover rate
(excluding
short-term
securities)

Total returnf          4.8%     7.2%    5.2%     .8%

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bInception date was March 20, 1995.

      cSix months ended Dec. 31, 1997 (Unaudited).

      dEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.

      eAdjusted to an annual basis.

      fTotal return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS New York Tax-Exempt Fund

Fiscal period ended June 30,
                            Per share income and capital changesa
                                                  Class A
                        1997d   1997   1996   1995   1994   1993   1992   1991   1990  1989c  1988b

Net asset value,       $5.15   $5.06  $5.09  $5.12  $5.41  $5.13  $4.86  $4.80  $4.87  $4.73  $4.58
beginning of period
                            Income from investment operations:
Net investment           .14     .28    .29    .30    .30    .30    .31    .31    .31    .16    .31
income (loss)

Net gains (losses)       .16     .09   (.03)  (.03)  (.29)   .28    .27    .06   (.07)   .14    .15
(both realized
and unrealized)

Total from               .30     .37    .26    .27    .01    .58    .58    .37    .24    .30    .46
investment
operations

                            Less distributions:
Distributions from      (.14)   (.28)  (.29)  (.30)  (.30)  (.30)  (.31)  (.31)  (.31)  (.16)  (.31)
net investment income

Net asset value,       $5.31   $5.15  $5.06  $5.09  $5.12  $5.41  $5.13  $4.86  $4.80  $4.87  $4.73
end of period

                            Ratios/supplemental data
                                                    Class A
                        1997d   1997  1996    1995   1994   1993   1992   1991   1990   1989c  1988b

Net assets, end of      $109    $108  $115    $120   $120   $117    $95    $79    $68    $49    $34
period (in millions)

Ratio of expenses to    .80%f   .81%  .82%    .70%   .65%   .67%   .67%   .65%   .65%   .66%f  .71%
average daily net
assetse

Ratio of net income    5.22%f  5.55% 5.51%   6.00%  5.61%  5.79%  6.26%  6.53%  6.57%  6.78%f 6.61%
(loss) to average
daily net assets

Portfolio turnover        3%     12%    9%     20%    10%    --%     8%    17%     8%     1%     6%
rate (excluding
short-term
securities)

Total returng           5.7%    7.6%  5.2%    5.5%    .1%  11.6%  12.3%   8.2%   5.0%   6.5%  10.3%

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bFiscal year ended Dec. 31, 1988.

      cSix months ended June 30, 1989. The Fund's fiscal year end was changed from Dec. 31 to June 30, effective 1989.

      dSix months ended Dec. 31, 1997 (Unaudited).

      eEffective fiscal year 1996, expense ratio is based on total expense of the Fund before reduction of earnings credits on cash balances. fAdjusted to an annual basis. gTotal return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS New York Tax-Exempt Fund

Fiscal period ended June 30,
                         Per share income and capital changesa
                                           Class B
                           1997c    1997      1996    1995b
Net asset value,           $5.15   $5.06     $5.09    $5.17
beginning of period

                         Income from investment operations:
Net investment               .12     .25       .25      .09
income (loss)

Net gains (losses)           .16     .09     (.03)    (.08)
(both realized
and unrealized

Total from investment        .28     .34       .22      .01
operations

                         Less distributions:
Distributions from net     (.12)   (.25)     (.25)    (.09)
investment income

Net asset value,           $5.31   $5.15     $5.06    $5.09
end of period

                         Ratios/supplemental data
                                      Class B
                           1997c    1997      1996    1995b
Net assets, end of            $9      $8        $5       $2
period (in millions)

Ratio of expenses to      1.56%e   1.56%     1.59%   1.59%e
average daily net
assetsd

Ratio of net income       4.47%e   4.81%     4.79%   5.42%e
(loss) to average
daily net assets

Portfolio turnover rate       3%     12%        9%      20%
(excluding short-term
securities)

Total return f              5.3%    6.8%      4.4%      .2%

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bInception date was March 20, 1995.

      cSix months ended Dec. 31, 1997 (Unaudited).

      dEffective fiscal year 1996, expense ratio is based on total expense of the Fund before reduction of earnings credits on cash balances.

      eAdjusted to an annual basis.

      fTotal return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS Ohio Tax-Exempt Fund


Fiscal period ended June 30,
                           Per share income and capital changesa

                                                          Class A
                        1997b   1997    1996    1995    1994    1993   1992   1991    1990    1989
Net asset value,       $5.38   $5.28   $5.28   $5.26   $5.58   $5.28  $5.01  $4.94   $5.04   $4.87
beginning of period

                           Income from investment operations:
Net investment           .14     .29     .29     .29     .30     .30    .31    .32     .31     .31
income (loss)

Net gains (losses)       .13     .10     .01     .03    (.32)    .31    .27    .07    (.09)    .18
(both realized
and unrealized)

Total from               .27     .39     .30     .32    (.02)    .61    .58    .39     .22     .49
investment
operations
                           Less distributions:
Distributions from      (.14)   (.29)   (.29)   (.30)   (.30)   (.30)  (.31)  (.32)   (.31)   (.31)
net
investment income

Distributions from        --      --    (.01)     --      --    (.01)    --     --    (.01)   (.01)
realized gains

Total distributions     (.14)   (.29)   (.30)   (.30)   (.30)   (.31)  (.31)  (.32)   (.32)   (.32)

Net asset value,       $5.51   $5.38   $5.28   $5.28   $5.26   $5.58  $5.28  $5.01   $4.94   $5.04
end of period
                           Ratios/supplemental data:
                                                 Class A
                        1997b   1997    1996   1995     1994    1993   1992   1991    1990    1989

Net assets, end of       $68     $67     $72    $73      $72     $65    $47    $33     $25     $16
period (in millions)

Ratio of expenses to    .84%d   .83%    .85%   .71%     .66%    .67%   .70%   .68%    .70%    .82%
average daily net
assetsc

Ratio of net income    5.21%d  5.46%   5.35%  5.65%    5.44%   5.65%  6.14%  6.41%   6.43%   6.40%
(loss)
to average daily
net assets

Portfolio turnover        6%      9%     24%    45%      11%     --%     5%     2%      6%     10%
rate
(excluding
short-term
securities)

Total returne           5.3%    7.4%    5.7%   6.2%     (.5%)  12.1%  11.9%   8.1%    4.6%   10.5%

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bSix months ended Dec. 31, 1997. (Unaudited).

      cEffective fiscal year 1996, expense ratio is based on total expense of the Fund before reduction of earnings credits on cash balances.

      dAdjusted to an annual basis.

      eTotal return does not reflect payment of a sales charge.



IDS Special Tax-Exempt Series Trust
IDS Ohio Tax-Exempt Fund

Fiscal period ended June 30,
                          Per share income and capital changesa

                                     Class B
                         1997c    1997    1996    1995b
Net asset value,        $5.38    $5.28   $5.28   $5.34
beginning of
period
                          Income from investment operations:
Net investment            .12      .25     .24     .09
income (loss)

Net gains (losses)        .13      .10     .01    (.06)
(both realized
and unrealized)

Total from                .25      .35     .25     .03
investment
operations
                          Less distributions:
Distributions            (.12)    (.25)   (.24)   (.09)
from net
investment income

Distributions              --       --    (.01)     --
from
realized gains

Total                    (.12)    (.25)   (.25)   (.09)
distributions

Net asset value,        $5.51    $5.38   $5.28   $5.28
end of period
                          Ratios/supplemental data:
                                    Class B
                         1997c    1997    1996    1995b

Net assets, end of         $4       $4      $2      $1
period (in
millions)

Ratio of expenses       1.59%e   1.59%   1.59%   1.66%e
to
average daily net
assetsd

Ratio of net            4.46%e   4.74%   4.63%   4.58%e
income (loss)
to average daily
net assets

Portfolio                  6%       9%     24%     45%
turnover rate
(excluding
short-term
securities)

Total returnf            4.9%     6.6%    5.0%     .6%

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bInception date was March 20, 1995.

      cSix months ended Dec. 31, 1997. (Unaudited).

      dEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      eAdjusted to an annual basis.

      fTotal return does not reflect payment of a sales charge.


      Investments in securities

      IDS California Tax-Exempt Fund            (Percentages represent value of
      Dec. 31, 1997 (Unaudited)              investments compared to net assets)


Municipal bonds (95.1%)

Name of issuer and                                            Coupon    Maturity     Principal         Value(a)
title of issue (b,c,d)                                          rate        year       amount

 ABAG Finance Authority for Nonprofit Corporations
    Certificate of Participation International
    School Series 1996                                         7.375%       2026  $  2,200,000    $  2,284,238
 Alameda County Certificate of Participation
    Series 1997 (AMBAC Insured)                                5.00         2016       250,000         246,205
 Aliso Viejo Orange County District Community Facilities
    District  88-1 Special Tax Bonds Series 1992A              7.35         2018     3,000,000       3,457,380
 Anaheim Public Finance Authority Revenue Bonds
    Series 2 Electric Utilities San Juan (FGIC Insured)        5.75         2022    11,100,000      11,558,985
 Brea Redevelopment Agency Tax Allocation Refunding
    Bonds Redevelopment Project AB (MBIA Insured)              5.50         2017     1,800,000       1,842,462
 Burbank Redevelopment Agency Tax Allocation Bonds
    Golden State Series 1993A                                  6.00         2023     2,000,000       2,078,980
 Chapman College Educational Facilities Authority
    Revenue Bonds Series 1989B                                 7.50         2018       500,000         557,590
 Clearlake Redevelopment Agency
    Highlands Park Community Development
    Tax Allocation Bonds Series 1993                           6.40         2023     1,420,000       1,488,657
 Eastern Municipal Water District Riverside County
    Water & Sewer Pre-refunded Revenue Certificate of
    Participation Series 1991 (FGIC Insured)                   6.50         2020     3,000,000       3,294,930
 Eastern Municipal Water District Riverside County
    Water & Sewer Revenue Certificate of Participation
    Series 1991                                                6.00         2023     1,000,000       1,046,110
 El Centro Financial Authority Water & Wastewater
    Revenue Bonds Series 1997A (AMBAC Insured)                 5.125        2027     1,200,000       1,179,216
 Encinitas Unified School District
    Unlimited General Obligation Bonds
    Zero Coupon Series 1996 (MBIA Insured)                     5.85      2015-16     3,500,000(g)    1,402,425
 Fontana Redevelopment Agency
    Refunding Certificate of Participation
    Police Facility Series 1993                                5.625        2016     4,500,000       4,611,150
 Fontana Unified School District
    Unlimited General Obligation Bonds
    Series C (FGIC Insured)                                    6.15         2020     3,470,000       3,835,669
 Fontana Unified School District
    Unlimited Tax General Obligation Bonds
    Zero Coupon Series C (FGIC Insured)                        6.28         2000     2,000,000(e)    1,837,020
 Foothill/Eastern Transportation Corridor Agency
    Toll Road Senior Lien Revenue Bonds Series 1995A           6.00         2034     1,775,000       1,857,857
 Garden Grove Agency Community Development
    Tax Allocation Refunding Bonds
    Garden Grove Community                                     5.875        2023     3,000,000       3,081,330
 Garden Grove Certificate of Participation
    Bahia Village/Emerald Isle (FSA Insured)                   5.70         2023     2,660,000       2,765,974
 Huntington Beach Certificate of Participation Revenue
    Bonds Civic Center Refinancing (AMBAC Insured)             5.50         2016     1,715,000       1,754,411
 Irwindale Community Redevelopment Agency City
    Industrial Development Tax Allocation
    Refunding Bonds Series 1998 (FSA Insured)                  5.00         2017     1,000,000         985,230
 Irwindale Redevelopment Agency Sub Lien
    Tax Allocation Bonds Series 1996                           7.00         2019     1,700,000       1,876,987
 Janesville Union School District
    Lassen County General Obligation Bonds
    Series 1996 Election Bank Qualified                        6.45         2021       875,000         918,759
 Lake Elsinore Public Financing Authority
    Local Agency Revenue Bonds Series 1997F                    7.10         2020     3,000,000       3,215,010
 Lake Elsinore School Financing Authority
    Revenue Bonds Series 1997                                  6.125        2019     1,235,000       1,292,489
 Long Beach Harbor Revenue Bonds
    Series 1989A A.M.T.                                        7.25         2019     7,000,000       7,214,830
 Los Angeles Convention & Exhibition Center
    Pre-refunded Certificate of Participation Series 1989A     7.00         2020     5,000,000       5,316,000
 Los Angeles Convention & Exhibition Center
    Pre-refunded Certificate of Participation Series 1989A     7.30         2009     1,000,000       1,067,870
 Los Angeles Convention & Exhibition Center
    Pre-refunded Certificate of Participation Series 1989A     7.375        2018     2,900,000       3,100,216
 Los Angeles County Transportation Commission
    Sales Tax Pre-refunded Revenue Bonds
    Series 1988A                                               7.875        2008       500,000         520,065
 Los Angeles County Transportation Commission
    Sales Tax Refunding Revenue Bonds
    Series 1989A                                               7.40         2015     2,000,000       2,130,300
 Los Angeles County Transportation Commission
    Sales Tax Refunding Revenue Bonds Series A                 7.00         2019     4,150,000       4,394,601
 Los Angeles Department of Water & Power
    Electric Plant Revenue Bonds Series 1990                   7.125        2030     6,500,000       7,064,005
 Los Angeles Department of Water & Power
    Waterworks Refunding Revenue Bonds
    Series 2 (Secondary FGIC Insured)                          4.50         2018     3,000,000       2,748,480
 Los Angeles International Airport Revenue Bonds
    Series D (FGIC Insured) A.M.T.                             5.50         2015     1,000,000       1,033,210
 Los Angeles Multi-family Housing Revenue Bonds
    Park Parthenia Series 1986A
    (GNMA Insured) A.M.T.                                      7.40         2022     1,000,000       1,027,820
 Los Angeles Single Family Home Mortgage
    Revenue Bonds Series 1991A
    (GNMA & FNMA Insured) A.M.T.                               6.875        2025       775,000         818,671
 Los Angeles State Building Authority
    Lease Pre-refunded Revenue Bonds
    State Department of General Services Lease
    Series 1988A                                               7.25         2006     1,500,000       1,538,565
 Los Angeles State Building Authority
    Lease Pre-refunded Revenue Bonds
    State Department of General Services Lease
    Series 1988A                                               7.50         2011     1,500,000       1,539,180
 Los Angeles State Harbor Revenue Bonds
    Escrowed to Maturity                                       7.60         2018     1,000,000       1,287,260
 Los Angeles State Harbor Revenue Bonds
    Series 1996B (MBIA Insured) A.M.T.                         5.375     2019-23     3,300,000       3,310,624
 Los Angeles Wastewater System Refunding
    Revenue Bonds Series D (FGIC Insured)                      4.70         2017     1,000,000         949,190

 Millbrae Residential Facilities Revenue Bonds
    Magnolia of Millbrae Series 1997A A.M.T.                   7.375        2027     2,500,000       2,534,775
 Mount Diablo Hospital District Hospital
    Pre-refunded Revenue Bonds
    Series 1990A (AMBAC Insured)                               7.00         2017     3,000,000       3,300,090
 North City West Community School Facility Authority
    Special Tax Refunding Revenue Bonds
    Series 1995B (CGIC Insured)                                5.75         2015     1,000,000       1,073,580
 Northern California Public Power Authority Power
    Pre-refunded Revenue Bonds Hydroelectric
    Series 1986B-3                                             8.00         2024     2,000,000       2,042,620
 Northern California Public Power Authority Power
    Pre-refunded Revenue Bonds Hydroelectric  1
    Series 1986B-1                                             8.00         2024     2,100,000       2,144,751
 Northern California Transmission Agency
    California-Oregon Transmission Pre-refunded
    Revenue Bonds Series 1990A (MBIA Insured)                  7.00         2024     2,000,000       2,163,940
 Northern California Transmission
    Select Auction Variable Rate Security &
    Residual Interest Revenue Bonds Inverse Floater
    (MBIA Insured)                                             5.50         2024     4,500,000(f)    4,561,830
 Novato Community Facility District  1 Vintage Oaks
    Public Improvement Special Tax Refunding Bonds             7.25         2021     2,000,000       2,185,300
 Pleasanton Joint Powers Financing Authority
    Reassessment Revenue Bonds Series 1993A                    6.15         2012     1,860,000       1,989,568
 Port of Oakland Refunding Revenue Bonds
    Series 1997G (MBIA Insured) A.M.T.                         5.375        2025     3,080,000       3,097,186
 Rancho Cucamonga Redevelopment Agency
    1990 Tax Allocation Pre-refunded Bonds
    (MBIA Insured)                                             7.125        2019     3,540,000       3,791,623
 Rancho Mirage Joint Powers Finance Authority
    Certificate of Participation Eisenhower
    Memorial Hospital                                          7.00         2022     4,250,000       4,786,860
 Redding Redevelopment Agency Tax Allocation
    Refunding Bonds Canby Hilltop Cypress
    Series D (CGIC Insured)                                    5.00         2023     4,700,000       4,560,833
 Redwood City Elementary School District Capital
    Appreciation General Obligation Bonds
    San Mateo County Zero Coupon
    Series 1997 (FGIC Insured)                                 5.65         2020     5,475,000(g)    1,706,174
 Richmond Elementary School District
    Lassen County General Obligation Bonds
    Series 1996 Election Bank Qualified                        6.50         2021       649,000         697,811
 Richmond Joint Powers Financing Authority Leases &
    Gas Tax Refunding Revenue Bonds Series 1995A               5.25         2013     2,000,000       2,027,020
 Sacramento Cogeneration Authority Cogeneration
    Revenue Bonds Procter & Gamble Series 1995                 6.375        2010     1,000,000       1,098,930
 Sacramento County Certificate of Participation
    (AMBAC Insured)                                            4.75         2017     3,000,000       2,866,440
 Sacramento Municipal Utility District
    Pre-refunded Bonds Series V                                7.50         2018     2,775,000       2,839,796
 Sacramento Municipal Utility District
    Pre-refunded Bonds Series W                                7.50         2018     1,980,000       2,026,233
 Sacramento Municipal Utility District
    Pre-refunded Bonds Series Y (MBIA Insured)                 6.75         2019     3,400,000       3,774,510
 Sacramento Power Authority Cogeneration
    Revenue Bonds Series 1995                                  6.00         2022     1,000,000       1,052,530
 San Diego County Capital Asset Lease
    Certificate of Participation
    Series 1993 Inverse Floater (AMBAC Insured)                7.02         2007     3,200,000(f)    3,700,000
 San Diego County Water Authority Refunding
    Certificate of Participation Series 1997A                  4.75         2018     1,500,000       1,423,020
 San Diego Regional Transportation Commission
    Sales Tax Pre-refunded Revenue Bonds
    Limited Tax Series 1989A                                   6.25         2008     5,030,000       5,181,806
 San Joaquin County Certificate of Participation
    Jail & Sheriffs Operation Center (MBIA Insured)            6.75         2015     2,000,000       2,139,980
 San Joaquin County Pre-refunded Certificate of
    Participation Human Services Facility
    Series 1989 (BIG Insured)                                  6.70         2009     3,500,000       3,701,285
 San Jose Redevelopment Agency Merged Area
    Redevelopment Tax Allocation Bonds
    Series 1993 (MBIA Insured)                                 4.75         2024     3,055,000       2,879,002
 San Jose Redevelopment Agency Merged Area
    Tax Allocation Bonds Series 1993 Inverse Floater
    (MBIA Insured)                                             6.61         2014     3,000,000(f)    3,112,500
 San Mateo County Transit District Limited Tax
    Pre-refunded Bonds Series 1990A (MBIA Insured)             6.50         2020     1,500,000       1,546,275
 San Ysidro School District General Obligation Bonds
    San Diego County Series 1997 (AMBAC Insured)               6.125        2021     1,000,000       1,145,350
 Santa Clara County Mountain View Los Altos
    Union High School District Unlimited Tax
    General Obligation Bonds Series A                          5.75         2015     1,200,000       1,267,812
 Santa Cruz Certificate of Participation                       8.375        2007     1,220,000       1,248,743
 Southern California Home Financing Authority
    Single Family Mortgage Revenue Bonds 1990B
    (GNMA Insured) A.M.T.                                      7.75         2024       560,000         592,749
 Southern California Public Power Authority
    Transmission Special Bonds                                 6.00         2012     2,700,000       2,901,447
 South Tahoe Joint Powers Financing Authority
    Refunding Revenue Bonds Series 1995B                       6.25         2020     2,700,000       2,857,248
 State Department Water Resource Water System
    Revenue Bonds Central Valley Series L                      5.50         2023     3,000,000       3,032,490
 State Education Facility Authority Revenue Bonds
    Pomona College                                             6.00         2017     3,000,000       3,175,410
 State Education Facility Authority
    Revenue Bonds Series 1997B                                 6.30         2021     1,000,000       1,063,750
 State Health Facility Finance Authority
    Pre-refunded Revenue Bonds
    St. Joseph Health System Series 1989A                      6.90         2014     3,500,000       3,713,360
 State Housing Finance Agency Home Mortgage
    Revenue Bonds Series 1986B                                 6.90         2016     1,770,000       1,809,825
 State Pollution Control Finance Authority Pollution
    Control Revenue Bonds Southern California Edison
    Series 1988A A.M.T.                                        6.90         2006     2,000,000       2,121,320
 State Public Works Board Lease Revenue Bonds
    California Community Colleges Series 1994B                 7.00         2019     2,000,000       2,342,760
 State Public Works Board Lease Revenue Bonds
    Department of Corrections Substance Abuse
    Treatment Facility & State Prison at Corcoran
    Series 1996A (AMBAC Insured)                               5.25         2021     1,870,000       1,871,216
 State Public Works Board University of California Lease
    Pre-refunded Revenue Bonds Series 1990A                    7.00         2015     2,250,000       2,463,660
 State Rural Home Mortgage Financing Authority
    Single Family Mortgage Revenue Bonds
    Series 1997A-3 (GNMA & FNMA Insured) A.M.T.                6.25         2029     1,500,000       1,697,550
 State University Refunding Revenue Bonds
    Series C (AMBAC Insured)                                   5.00         2023     2,000,000       1,940,780
 State Unlimited Tax General Obligation Bonds
    (Secondary FGIC Insured)                                   4.75         2023     1,325,000       1,251,701
 Statewide Community Development Authority Health
    Facilities Revenue Bonds Unihealth America
    Series 1993A Inverse Floater (AMBAC Insured)               7.46         2011     5,000,000(f)    5,868,750
 Statewide Community Development Authority Revenue
    Certificate of Participation
    St. Joseph Health System Group                             6.50         2015     5,500,000       6,275,060
 Stockton Single Family Mortgage Revenue Bonds
    Series 1990A (GNMA Insured) A.M.T.                         7.50         2023       110,000         119,464
 University of Southern California Educational
    Facilities Authority Pre-refunded Revenue Bonds
    Series 1989B                                               6.75         2015     5,000,000       5,304,650
 Upland Certificate of Participation Water System
    Refunding Bonds (FGIC Insured)                             6.60         2016     1,000,000       1,098,860

 Total municipal bonds
 (Cost: $215,332,990)                                                                             $238,700,174


Short-term securities (5.3%)

Issuer (d,h)                                             Effective               Amount               Value(a)
                                                             yield           payable at
                                                                              maturity
 Municipal notes
 Irvine Ranch Water District (Bank of America) V.R.
    04-01-33                                                  5.00%          $3,700,000           $  3,700,000
 Irvine Ranch Water District Series 1985 V.R.
    10-01-10                                                  5.00              200,000                200,000
 Irvine Ranch Water District V.R.
    09-02-15                                                  3.50            1,370,000              1,370,000
    08-01-16                                                  5.00              600,000                600,000
    09-02-21                                                  5.00              800,000                800,000
 Statewide Community Development Authority
 Certificate of Participation V.R.
    06-01-26                                                  4.85            2,800,000              2,800,000
 Tustin Improvement Bonds 2nd Series 1995 V.R.
    09-02-13                                                  5.00            3,900,000              3,900,000


 Total short-term securities
 (Cost $13,370,000)                                                                               $ 13,370,000

 Total investments in securities
 (Cost: $228,702,990)(i)                                                                          $252,070,174

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:
                                                 (Unaudited)
 Rating                               12-31-97                 6-30-97
 AAA                                     65%                     61%
 AA                                      17                      19
 A                                        5                       9
 BBB                                      8                       8
 BB and below                             5                       3
 Non-rated                               --                      --
 Total                                  100%                    100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue: AMBAC -- American Municipal Bond Association Corporation BIG -- Bond Investors Guarantee CGIC -- Capital Guaranty Insurance Company FGIC -- Financial Guarantee Insurance Corporation FNMA -- Federal National Mortgage Association FSA -- Financial Security Assurance GNMA -- Government National Mortgage Association MBIA -- Municipal Bond Investors Assurance

(d) The following abbreviations are used in portfolio descriptions:

A.M.T. -- Alternative Minimum Tax-- As of Dec. 31, 1997, the value of securities subject to alternative minimum tax represented 9.4% of net assets.

V.R.   -- Variable Rate

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1997. Inverse floaters in the aggregate represent 6.9% of the Fund's net assets as of Dec. 31, 1997.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1997.

(i) At Dec. 31, 1997, the cost of securities for federal income tax purposes was approximately $228,380,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation......................................$23,695,000
 Unrealized depreciation......................................     (5,000)
                                                                   ------
 Net unrealized appreciation..................................$23,690,000


See accompanying notes to investments in securities.


      Investments in securities

      IDS Massachusetts Tax-Exempt Fund                                     (Percentages represent value of
      Dec. 31, 1997 (Unaudited)                                          investments compared to net assets)


Municipal bonds (97.0%)

Name of issuer and                                            Coupon    Maturity     Principal         Value(a)
title of issue (b,c,d)                                          rate        year       amount

 Bay Transit Authority Series A (Secondary CGIC Insured)       5.50 %       2021   $   500,000     $   508,265
 Bay Transportation Authority General Transportation
    System Refunding Bonds Series 1992B                        6.20         2016     1,500,000       1,716,990
 Boston City Hospital Pre-refunded Revenue Bonds
    Series A (FHA Insured)                                     7.625        2021     1,000,000       1,105,580
 Boston City Hospital Refunding Revenue Bonds
    Series B (FHA Insured)                                     5.75         2023     3,000,000       3,060,660
 Boston General Obligation Bonds
    Series 1991A (MBIA Insured)                                6.75         2011       500,000         551,470
 Boston General Obligation Refunding Bonds
    Series 1993A (AMBAC Insured)                               5.65         2009     1,500,000       1,598,850
 Boston Industrial Development Financing Authority
    Revenue Bonds Massachusetts College of Pharmacy
    Series 1993A (Connie Lee Insured)                          5.25         2026     1,000,000         991,120
 Boston Water & Sewer Commission
    General Pre-refunded Revenue Bonds
    Senior Lien Series 1991A (FGIC Insured)                    7.00         2018     1,000,000       1,118,950
 Boston Water & Sewer Commission General Subordinate
    Revenue Bonds Series A (MBIA Insured)                      6.00         2008       500,000         508,875
 Commonwealth General Obligation Consolidated Loan
    Pre-refunded Bonds Series 1990A (FGIC Insured)             7.25         2009       500,000         542,655
 Greater Lawrence Sanitary District North Andover
    General Obligation Bonds                                   8.50         2005       400,000         412,716
 Haverhill City Unlimited Tax General Obligation Bonds
    Series 1997 (FGIC Insured)                                 5.00         2017     1,000,000         987,730
 Health & Educational Facilities Authority Pre-refunded
    Revenue Bonds Beverly Hospital Series D
    (MBIA Insured)                                             7.30         2019       400,000         426,936
 Health & Educational Facilities Authority Pre-refunded
    Revenue Bonds Lahey Clinic Medical Center
    Series A (MBIA Insured)                                    7.625        2018       500,000         519,455
 Health & Educational Facilities Authority
    Pre-refunded Revenue Bonds Mount Auburn Hospital
    Series A (MBIA Insured)                                    7.875        2018       205,000         213,227
 Health & Educational Facilities Authority
    Pre-refunded Revenue Bonds Northeastern University
    Series 1989C (AMBAC Insured)                               7.10         2006     1,000,000       1,069,590
 Health & Educational Facilities Authority
    Pre-refunded Revenue Bonds Northeastern University
    Series E (MBIA Insured)                                    6.55         2022     1,000,000       1,102,900
 Health & Educational Facilities Authority
    Pre-refunded Revenue Bonds Stonehill College
    Series 1990D (AMBAC Insured)                               7.70         2020     1,000,000       1,104,810
 Health & Educational Facilities Authority Pre-refunded
    Revenue Bonds Wentworth Institute of Technology
    Series A (AMBAC Insured)                                   7.40         2010       750,000         818,003
 Health & Educational Facilities Authority Refunding
    Revenue Bonds Beth Israel Hospital Series 1989E            7.00      2009-14       550,000         581,924
 Health & Educational Facilities Authority Revenue Bonds
    Berkshire Health Systems Series A (MBIA Insured)           7.50         2008       500,000         523,605
 Health & Educational Facilities Authority Revenue Bonds
    Berkshire Health Systems Series C                          5.90         2011     1,000,000       1,027,480
 Health & Educational Facilities Authority Revenue Bonds
    Boston College Series J (FGIC Insured)                     6.625        2021     2,000,000       2,177,240
 Health & Educational Facilities Authority Revenue Bonds
    Brigham & Women's Hospital Series C                        6.75         2021       500,000         528,585
 Health & Educational Facilities Authority Revenue Bonds
    Brigham & Women's Hospital Series 1991D                    6.75         2024     1,000,000       1,101,560
 Health & Educational Facilities Authority Revenue Bonds
    Cape Cod Health System Series A (Connie Lee Insured)       5.25         2021     2,500,000       2,479,675
 Health & Educational Facilities Authority Revenue Bonds
    Charlton Memorial Hospital Series 1991B                    7.25         2013     1,750,000       1,928,203
 Health & Educational Facilities Authority Revenue Bonds
    Holyoke Hospital Series B                                  6.50         2015     1,000,000       1,061,600
 Health & Educational Facilities Authority Revenue Bonds
    Melrose-Wakefield Hospital Series 1992B                    6.375        2016     1,000,000       1,121,520
 Health & Educational Facilities Authority Revenue Bonds
    New England Deaconess Hospital Series 1992D                6.625        2012     1,000,000       1,078,440
 Health & Educational Facilities Authority Revenue Bonds
    Newton Wellesley Hospital Series 1991D (MBIA Insured)      7.00         2015     1,000,000       1,109,630
 Health & Educational Facilities Authority Revenue Bonds
    North Adams Regional Hospital Series 1                     6.625        2018     1,000,000       1,069,890
 Health & Educational Facilities Authority Revenue Bonds
    South Shore Hospital Series 1992D (MBIA Insured)           6.50         2022     1,000,000       1,090,610
 Health & Educational Facilities Authority Revenue Bonds
    Suffolk University Series B (Connie Lee Insured)           6.35         2022     2,495,000       2,711,342
 Health & Educational Facilities Authority Revenue Bonds
    Valley Regional Health System
    Series C (Connie Lee Insured)                              5.75         2018     1,000,000       1,045,080
 Industrial Finance Agency Assumption College
    Revenue Bonds Series 1996 (Connie Lee Insured)             6.00         2026     1,000,000       1,078,380
 Industrial Finance Agency Hampshire College
    Revenue Bonds Series 1997                                  5.80         2017     1,105,000       1,128,503
 Industrial Finance Agency Pollution Control Refunding
    Revenue Bonds Eastern Edison Series 1993                   5.875        2008     2,000,000       2,055,860
 Industrial Finance Agency Resource Recovery
    Revenue Bonds Ogden Haverhill Series 1986A
    (AMBAC Insured) A.M.T.                                     7.375        2011       175,000         178,064
 Industrial Finance Agency Resource Recovery
    Revenue Bonds SEMASS Series 1991A                          9.00         2015     1,500,000       1,695,630
 Industrial Finance Agency Revenue Bonds
    Museum of Science Series 1989 (FSA Insured)                7.30         2009     1,000,000       1,076,670
 Leominster General Obligation Bonds (MBIA Insured)            7.50         2009     1,000,000       1,092,800
 Mansfield General Obligation Bonds (AMBAC Insured)            6.70         2011     1,000,000       1,111,520
 Municipal Wholesale Electric Power Supply System
    Pre-refunded Revenue Bonds Series 1992B                    6.75         2017     1,395,000       1,563,237
 Municipal Wholesale Electric Power Supply System
    Refunding Revenue Bonds Series B (MBIA Insured)            4.75         2011     1,750,000       1,723,453
 Municipal Wholesale Electric Power
    Supply System Revenue Bonds
    Special Pars & Inflows (AMBAC Insured)                     5.45         2018     1,600,000       1,615,328
 Nantucket General Obligation Bonds                            6.80         2011     1,000,000       1,113,800
 New Bedford General Obligation Bonds
    Series 1995 (AMBAC Insured)                                5.50         2015       700,000         726,887
 North Andover General Obligation Bonds (MBIA Insured)         7.35         2008       310,000         343,012
 North Attleborough Unlimited General Obligation Bonds
    Series 1997 (AMBAC Insured)                                5.25         2017     1,675,000       1,700,175
 Port Authority Revenue Bonds Series 1990A
    (FGIC Insured) A.M.T.                                      7.50         2020     1,000,000       1,086,840
 Southeastern University Building Refunding Revenue Bonds
    Series A (AMBAC Insured)                                   5.75         2016     1,250,000       1,327,100
 Southern Berkshire Regional School District Unlimited Tax
    General Obligation Pre-refunded Bonds
    (AMBAC Insured)                                            7.55         2010     1,000,000       1,097,340
 State Education Loan Authority
    Educational Loan Revenue Bonds
    Issue E Series B (AMBAC Insured) A.M.T.                    6.00         2012       915,000         985,409
 State General Obligation Consolidated Loan Bonds
    Series 1991A (FGIC Insured)                                6.00         2011     1,095,000       1,161,018
 State Housing Finance Agency Single Family Housing
    Revenue Bonds Series 13 A.M.T.                             7.95         2023       430,000         457,124
 State Housing Finance Authority Residential
    Development Bonds Series 1992A (FNMA Insured)              6.875        2011     1,000,000       1,088,860
 State Housing Finance Authority Single Family Mortgage
    Housing Revenue Bonds Series 4                             7.375        2014       430,000         440,019
 State Housing Finance Authority Single Family Mortgage
    Housing Revenue Bonds Series 7 A.M.T.                      8.10         2020       245,000         251,573
 State Industrial Finance Agency Assisted Living
    Facility Revenue Bonds Marina Bay LLC
    Series 1997 A.M.T.                                         7.50         2027     1,000,000       1,001,630
 State Industrial Finance Agency Assisted Living
    Facility Revenue Bonds Newton Group Properties LLC
    Series 1997 A.M.T.                                         8.00         2027     1,160,000       1,187,828
 State Turnpike Authority Metro Highway System
    Senior Lien Revenue Bonds Toll Road
    Series 1997A (MBIA Insured)                                5.00         2037     1,000,000         966,730
 State Water Resource Authority Revenue Bonds
    Series A (Secondary MBIA Insured)                          5.50         2022     1,100,000       1,116,269
 University of Massachusetts Building Authority
    Revenue Bonds Series A Escrowed to Maturity                7.50         2011       115,000         136,966
 University of Massachusetts Building Authority
    Revenue Bonds Series A (FSA Insured)                       7.50         2014       500,000         516,150
 Water Resource Authority General
    Pre-refunded Revenue Bonds Series 1990A                    7.625        2014       500,000         547,730
 Water Resource Authority General
    Pre-refunded Revenue Bonds Series 1991A                    6.50         2019     1,000,000       1,103,050
 Water Resource Authority General Revenue Bonds
    Series 1993B (MBIA Insured)                                5.00         2022     1,365,000       1,323,927
 Worcester General Obligation Refunding Bonds
    Series 1995G (MBIA Insured)                                5.30         2015     1,000,000       1,020,120

 Total municipal bonds
 (Cost: $67,586,977)                                                                               $74,014,168


Short-term security (2.1%)

Issuer (d,e)                                               Effective             Amount               Value(a)
                                                               yield         payable at
                                                                              maturity
 Municipal note
 State Health & Education Facility Authority V.R.
    01-02-98                                                  4.80%         $1,600,000             $ 1,600,000

 Total short-term security
 (Cost: $1,600,000)                                                                                $ 1,600,000

 Total investments in securities
 (Cost: $69,186,977)(f)                                                                            $75,614,168

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                         (Unaudited)
 Rating                       12-31-97                06-30-97
 AAA                             68%                     64%
 AA                               9                       9
 A                                9                      16
 BBB                              9                       9
 BB and below                     4                       2
 Non-rated                        1                      --
 Total                          100%                    100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue: AMBAC -- American Municipal Bond Association
Corporation CGIC -- Capital Guaranty Insurance Company FGIC -- Financial Guarantee Insurance Corporation FHA -- Federal Housing Authority FNMA -- Federal National Mortgage Association FSA -- Financial Security Assurance MBIA -- Municipal Bond Investors Assurance

(d) The following abbreviations are used in portfolio descriptions:

A.M.T. -- Alternative Minimum Tax-- As of Dec. 31, 1997, the value of securities subject to alternative minimum tax represented 6.8% of net assets.

V.R.   -- Variable Rate

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1997.

(f) At Dec. 31, 1997, the cost of securities for federal income tax purposes was
approximately   $69,187,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation.........................................$6,427,000
 Unrealized depreciation.................................................--
 Net unrealized appreciation.... ................................$6,427,000

See accompanying notes to investments in securities.


      IDS Michigan Tax-Exempt Fund                                            (Percentages represent value of
      Dec. 31, 1997 (Unaudited)                                            investments compared to net assets)


Municipal bonds (97.4%)

Name of issuer and                                            Coupon    Maturity     Principal         Value(a)
title of issue (b,c,d)                                          rate        year       amount

 Auburn Hills Limited Tax General Obligation
    Street Improvement Bonds                                   6.00 %       2004   $   200,000     $   205,396
 Battle Creek Calhoun County Downtown Development
    Authority Bonds Series 1994                                7.65         2022     1,250,000       1,491,838
 Battle Creek Downtown Development Authority
    Tax Allocation Refunding Revenue Bonds
    Series 1997 (MBIA Insured)                                 5.00         2017     1,000,000         980,500
 Battle Creek Water Supply System
    Pre-refunded Revenue Bonds Series 1990B                    6.375     2008-10     1,640,000       1,699,975
 Buena Vista School District Saginaw County
    School Building & Site Unlimited Tax
    General Obligation Pre-refunded Bonds Series 1991          7.20         2016     1,500,000       1,671,585
 Central Michigan University Revenue Bonds
    Series 1997 (FGIC Insured)                                 5.50         2026       750,000         771,840
 Chippewa County Hospital Financial Authority
    Hospital Refunding Revenue Bonds
    Chippewa County War Memorial Hospital
    Series 1997B                                               5.625        2014       500,000         502,750
 Chippewa Valley School District Unlimited Tax
    General Obligation Bonds (FGIC Insured)                    5.00         2021     1,000,000         969,140
 Comstock Park Public School Kent County Unlimited Tax
    General Obligation Pre-refunded Bonds Series 1989          6.00         2016       400,000         418,192
 Comstock Park Public School Kent County Unlimited Tax
    General Obligation Pre-refunded Bonds Series 1989          6.875        2010       260,000         274,750
 Detroit Downtown Development Authority
    Development Area Project  1 Junior Lien
    Tax Increment Refunding Bonds Series 1996D                 6.50         2025     1,000,000       1,073,190
 Detroit General Obligation Pre-refunded Bonds
    Distributable State Aid Series 1989 (AMBAC Insured)        7.20         2009     1,000,000       1,062,120
 Detroit Sewer Disposal Revenue Bonds (FGIC Insured)           5.70         2023     2,000,000       2,065,120
 Detroit Unlimited Tax General Obligation
    Pre-refunded Bonds Series 1988A                            7.875        2008       700,000         721,091
 Detroit Unlimited Tax General Obligation
    Pre-refunded Bonds Series A                                7.25         2009     1,000,000       1,060,470
 Detroit Unlimited Tax General Obligation Bonds
    Series 1995A                                               6.80         2015     1,000,000       1,158,720
 Detroit Water Supply System Pre-refunded
    Revenue Bonds Series 1988 (MBIA Insured)                   7.875        2008       400,000         416,136
 Detroit Unlimited Tax General Obligation Bonds
    Series A (FGIC Insured)                                    5.50         2016       500,000         515,970
 Detroit Water Supply System Second Lien
    Revenue Bonds Series 1995A (MBIA Insured)                  5.50         2025     1,500,000       1,537,845
 East Lansing School District School Building & Site
    Unlimited Tax General Obligation Pre-refunded Bonds
    Series 1991                                                6.625        2014     1,000,000       1,094,660
 Farmington Hills Hospital Finance Authority
    Revenue Bonds Botsford General Hospital
    Series 1992A (MBIA Insured)                                6.50         2022     1,500,000       1,627,725
 Ferris State University Board of Trustees
    General Revenue & Refunding Bonds
    Series 1995 (MBIA Insured)                                 5.25         2020     1,000,000         998,600
 Forest Hills School District Unlimited Tax
    General Obligation Pre-refunded Bonds                      7.375        2015     1,000,000       1,082,420
 Frenchtown Resort Drainage District Monroe County
    Drain Pre-refunded Revenue Bonds Series 1987               7.50      2011-12       615,000         655,916
 Garden City School District Authority
    Pre-refunded Revenue Bonds                                 7.80         2010       305,000         318,176
 Genesee County General Obligation Bonds
    Sewer Disposal System Series A (AMBAC Insured)             5.40         2015     1,400,000       1,441,426
 Grand Ledge Public Schools Unlimited Tax General
    Obligation Refunding Bonds Counties of Eaton,
    Clinton & Ionia Series 1995 (MBIA Insured)                 5.375%       2024    $2,000,000      $2,022,520
 Grand Rapids Community College Limited Tax
    General Obligation Bonds Series 1996 (MBIA Insured)        5.375        2019     1,000,000       1,012,980
 Grand Rapids Tax Increment Revenue Bonds
    Series 1994 (MBIA Insured)                                 6.875        2024       380,000         432,767
 Grand Rapids Water Supply System Improvement
    Pre-refunded Revenue Bonds Series 1990
    (FGIC Insured)                                             7.25         2020     1,250,000       1,351,200
 Hillman Community Schools General Obligation Bonds
    Series 1997 (FGIC Insured)                                 5.25         2023     1,000,000       1,000,660
 Inkster School District Unlimited Tax General Obligation
    Pre-refunded Bonds (AMBAC Insured)                         7.00         2018       450,000         485,838
 Isoco County Water Supply System Limited Tax
    General Obligation Bonds (AMBAC Insured)                   5.50      2008-10       575,000         588,180
 Kent County Hospital Pre-refunded Revenue Bonds
    Butterworth Hospital Series 1989A                          7.25         2013       500,000         527,225
 Lake Orion School District General Obligation Bonds
    (AMBAC Insured)                                            5.50         2020     1,000,000       1,024,760
 Lincoln Park School Distict Wayne County School
    Building & Site Unlimited Tax General Obligation Bonds
    (FGIC Insured)                                             5.90         2026     1,000,000       1,069,390
 Marquette Hospital Finance Authority Pre-refunded
    Revenue Bonds Marquette General Hospital
    Series 1989C                                               7.50      2007-19       825,000         876,645
 Monroe County Pollution Control Revenue Bonds
    Detroit Edison Fermi Plants Series 1990I
    (FGIC Insured) A.M.T.                                      7.65         2020     1,000,000       1,094,670
 Monroe County Pollution Control Revenue Bonds
    Detroit Edison Fermi 2 Plants Series CC
    (AMBAC Insured) A.M.T.                                     7.50         2019     1,750,000       1,896,877
 Muskegon Hospital Finance Authority Refunding
    Revenue Bonds Hackley Hospital Series 1988A                8.00         2008       400,000         409,144
 Northville Public Schools Unlimited Tax
    General Obligation Bonds Series 1991B                      7.00         2008     1,500,000       1,659,345
 Ovid-Elsie School District Unlimited Tax
    General Obligation Bonds (Secondary MBIA Insured)          5.60         2021     1,000,000       1,036,690
 Redford General Obligation Bonds (MBIA Insured)               5.25         2016     1,450,000       1,465,834
 Richmond Limited Obligation Refunding Revenue Bonds
    K mart Series A                                            6.625        2007       530,000         563,586
 Rochester Hill Unlimited Tax General Obligation Bonds
    Series 1990A                                               6.00      2009-10       735,000         757,733
 Rockford Public Schools Kent County Unlimited Tax
    General Obligation Pre-refunded Revenue Bonds              7.375        2019     1,000,000       1,081,020
 Romulus Township School District Unlimited Tax
    General Obligation Refunding Bonds (FGIC Insured)          5.75         2022     2,500,000       2,602,850
 Schoolcraft Community School District Kalamazoo
    County School Building & Site Unlimited
    General Obligation Bonds Series 1996 (FGIC Insured)        5.375        2026     1,000,000       1,012,000
 South Lake District Unlimited Tax General Obligation
    Pre-refunded Bonds                                         6.80         2010       355,000         390,372
 South Redford School District Unlimited General
    Obligation Bonds Series 1996 (FGIC Insured)                5.50         2022     1,000,000       1,027,090
 State Building Authority Refunding Revenue Bonds
    Series 1991I                                               6.25         2020     2,200,000       2,356,706
 State Hospital Finance Authority Hospital Pre-refunded
    Revenue Bonds Detroit Medical Center Series 1988A          8.125        2012       310,000         324,300
 State Hospital Finance Authority Hospital Pre-refunded
    Revenue Bonds Detroit Medical Center Series 1988B          8.00         2008       500,000         522,685
 State Hospital Finance Authority Hospital Pre-refunded
    Revenue Bonds McLaren Obligated Group Series 1991A         7.50         2021     1,750,000       1,979,985
 State Hospital Finance Authority Hospital Refunding
    Revenue Bonds Detroit Medical Center Series 1988A          8.125        2012        90,000          93,929
 State Hospital Finance Authority Hospital Refunding
    Revenue Bonds Detroit Medical Center Series A              6.25         2013     1,200,000       1,284,720
 State Hospital Finance Authority Hospital Refunding
    Revenue Bonds Sinai Hospital of Greater Detroit
    Series 1995                                                6.70         2026     1,000,000       1,108,330
 State Hospital Finance Authority Pre-refunded
    Revenue Bonds Henry Ford Hospital Series 1990A             7.00         2010     1,000,000       1,087,320
 State Hospital Finance Authority Pre-refunded
    Revenue Bonds Oakwood Hospital Group
    Series 1990A (FGIC Insured)                                7.10         2018     1,000,000       1,089,670
 State Hospital Finance Authority Revenue Bonds
    Central Michigan Community Hospital                        6.25         2027     1,000,000       1,056,000
 State Hospital Finance Authority Revenue Bonds
    Presbyterian Villages of Michigan Obligated Group
    Series 1995                                                6.50         2025     1,000,000       1,061,910
 State Hospital Finance Authority Revenue Bonds
    Presbyterian Villages of Michigan Obligated Group
    Series 1997                                                6.375        2025       700,000         739,396
 State Hospital Finance Authority Revenue Bonds
    St. Johns Hospital & Medical Center (AMBAC Insured)        5.25         2026     1,400,000       1,389,696
 State Public Power Agency Belle River
    Refunding Revenue Bonds Series A                           5.25         2018     1,000,000         995,100
 State Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Detroit Edison Series 1990BB
    (MBIA Insured)                                             7.00         2008     1,000,000       1,212,550
 State Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Detroit Edison Series 1992BB
    (FGIC Insured)                                             6.50         2016     1,500,000       1,627,725
 State Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Ford Motor Series 1991A                      7.10         2006     1,650,000       1,949,706
 State Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Oxford Institute Escrowed to Maturity        7.875        2005       150,000         172,872
 State Strategic Fund Limited Tax Obligation
    Revenue Bonds Great Lakes Pulp & Fibre A.M.T.             10.25         2016     1,000,000(f)      555,000
 State Trunk Line Bonds Series A (FGIC Insured)                5.75         2020     1,065,000       1,116,163
 State University Revenue Bonds Series A                       5.50         2022       560,000         564,732
 Taylor Tax Increment Finance Authority Bonds
    Series 1989A (MBIA Insured)                                6.00      2007-09     1,205,000       1,237,402
 Troy City Downtown Development Authority
    County of Oakland Development Bonds
    Series 1995A Asset Guaranty                                6.375        2018     1,500,000       1,658,760
 Van Buren Township Tax Increment Revenue Bonds
    Series 1994                                                8.40         2016     1,000,000       1,153,940
 Wayne County Airport Revenue Bonds Detroit
    Metropolitan Airport Series 1990A
    (AMBAC Insured) A.M.T.                                     7.00         2020     1,080,000       1,170,396

 Total municipal bonds
 (Cost: $71,303,898)                                                                               $78,713,920


Short-term security (0.2%)

Issuer (d,e)                                   Effective           Amount             Value(a)
                                                   yield       payable at
                                                                 maturity


 Municipal note
 State Strategic Fund Consumer Power Company
 Series 1988A V.R.
      04-15-18                                     4.95%         $200,000         $   200,000

 Total short-term security
 (Cost: $200,000)                                                                 $   200,000

 Total investments in securities
 (Cost: $71,503,898)(g)                                                           $78,913,920


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:
                                         (Unaudited)
 Rating                       12-31-97                06-30-97
 AAA                             77%                     74%
 AA                               8                      11
 A                                6                       5
 BBB                              7                       9
 BB and below                     2                       1
 Non-rated                       --                      --
 Total                          100%                    100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
AMBAC     --   American Municipal Bond Association Corporation
FGIC      --   Financial Guarantee Insurance Corporation
MBIA      --   Municipal Bond Investors Assurance

(d) The following abbreviations are used in portfolio descriptions:

A.M.T. -- Alternative Minimum Tax-- As of Dec. 31, 1997, the value of securities subject to alternative minimum tax represented 5.8% of net assets.

V.R.   -- Variable Rate

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1997.

(f) Non-income producing. Item identified is in default as to payment of interest and/or principal.

(g) At Dec. 31, 1997, the cost of securities for federal income tax purposes was
approximately   $71,455,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation............................................$7,904,000
 Unrealized depreciation............................................  (445,000)
 Net unrealized appreciation........................................$7,459,000


      IDS Minnesota Tax-Exempt Fund                                           (Percentages represent value of
      Dec. 31, 1997 (Unaudited)                                            investments compared to net assets)

Municipal bonds (99.0%)

Name of issuer and                                            Coupon    Maturity     Principal         Value(a)
title of issue (b,c,d)                                          rate        year       amount

 Anoka County General Obligation Capital Improvement
    Revenue Bonds Series 1989B                                 7.00  %   2007-10    $7,950,000      $8,194,939
 Anoka County Resource Recovery Revenue Bonds
    Northern States Power Series 1985                          7.15         2008     3,750,000       3,999,787
 Becker Pollution Control Revenue Bonds
    Northern States Power Sherburne County
    Generating Station Units 1 & 2 Series 1987A                7.25         2005     2,000,000       2,005,620
 Becker Solid Waste Disposal Facility
    Revenue Bonds Liberty Paper Series 1994B A.M.T.            9.00         2015     3,825,000       4,119,066
 Bemidji Hospital Facilities 1st Mortgage Revenue Bonds
    North Country Health Services Series 1991                  7.00         2021     1,755,000       1,954,842
 Bemidji Independent School District  31
    Unlimited Tax General Obligation Bonds Series 1998         5.00         2019     4,000,000       3,943,040
 Bloomington Community Development
    Refunding Revenue Note 24th Avenue Motel                   8.50         2005     1,739,023(h)    1,747,719
 Brooklyn Center Tax Credit Investor Refunding
    Revenue Bonds Four Courts Apartment
    Series 1995B A.M.T.                                        7.58         2009     2,450,000       2,499,710
 Burnsville Multi-family Housing Refunding
    Revenue Bonds Summit Park Apartments
    Series 1993 (FHA Insured)                                  6.00         2033     4,000,000       4,106,760
 Columbia Heights Multi-family Housing Revenue Bonds
    Crestview Lutheran Home Royce Place Series 1991           10.00         2032       550,000         597,586
 Columbia Heights Multi-family Housing Revenue Bonds
    Crestview Lutheran Home Royce Place
    Series 1991 (FHA Insured)                                  7.75         2032     2,720,000       2,864,758
 Duluth Economic Development Authority
    Health Care Facility Pre-refunded Revenue Bonds
    Benedictine Health System
    St. Mary's Medical Center Series 1990                      8.375        2020     2,000,000       2,212,320
 Duluth Housing & Redevelopment Authority 1st Mortgage
    Revenue Bonds Lakeshore Lutheran Home                      8.25         2009       125,000         125,276
 Duluth Hospital Facilities St. Lukes Hospital
    Pre-refunded Revenue Bonds Series 1988                     9.00         2018     2,500,000       2,592,675
 Eden Prairie Housing Development Refunding
    Revenue Bonds Eden Commons Series 1990
    (FHA Insured)                                              8.25         2025     6,155,000       6,357,192
 Edina Hospital System Revenue Bonds
    Fairview Hospital & Health Care Services
    Series 1989A                                               7.125        2019     2,500,000       2,662,425
 Edina Multi-family Housing Revenue Bonds
    Walker Assisted Living Series 1991                         9.00         2031     6,670,000       7,409,836
 Faribault Rice & Goodhue County
    Independent School District  656
    General Obligation School Building Bonds
    Series 1995 (FSA Insured)                                  5.75         2015     6,900,000       7,240,929
 Faribault Single Family Mortgage
    Refunding Revenue Bonds Series 1991A                       7.50         2011     1,425,000       1,514,932
 Fergus Falls Health Care Facilities Revenue Bonds
    LRHC Long-Term Care Facility Series 1995                   6.50         2025     1,500,000       1,614,585
 Harmony Multi-family Housing Refunding
    Revenue Bonds Zedekah Foundation Series 1997A              5.95         2020     1,240,000       1,273,492
 Hennepin County Lease Revenue
    Certificate of Participation Series 1991                   6.80         2017     7,250,000       7,911,345
 Hopkins Revenue Bonds Blake School                            6.70         2024     3,120,000       3,532,994
 Hubbard County Solid Waste Disposal Revenue Bonds
    Potlatch Series 1989 A.M.T.                                7.375        2013     5,610,000       5,951,705
 International Falls Solid Waste Disposal
    Revenue Bonds Boise Cascade Series 1990 A.M.T.             7.75         2015     4,000,000       4,215,720
 Little Canada Multi-family Housing Revenue Bonds
    Housing Alternatives Development Series 1997A              6.25         2027     1,000,000       1,001,400
 Little Canada Multi-family Housing Revenue Bonds
    Provinces of Little Canada Series 1996 A.M.T.              7.00         2027     3,870,000       4,021,046
 Mahtomedi Multi-family Housing
    Briarcliff Revenue Bonds A.M.T.                            7.35         2036     2,270,000       2,360,210
 Maplewood Care Institute Series 1994                          7.75         2024     3,830,000       4,163,019
 Maplewood Multi-family Housing
    Carefree Cottages of Maplewood III
    Refunding Revenue Bonds Series 1995 A.M.T.                 7.20         2032     2,900,000       2,970,673
 Maplewood Multi-family Housing
    Revenue Bonds Maplewood (FHA Insured) A.M.T.               7.75         2021     2,030,000       2,040,921
 Minneapolis & St. Paul Housing & Redevelopment
    Authority Health Care System Revenue Bonds
    Healthspan Series 1993 (AMBAC Insured)                     4.75         2018    13,500,000      12,813,525
 Minneapolis & St. Paul Housing Board
    Multi-family Mortgage Revenue Bonds
    Collateral Mortgage Revenue Loan
    Riverside Plaza Series 1988 (GNMA Insured) A.M.T.          8.25         2030     3,945,000       4,104,812
 Minneapolis Community Development Agency
    Supported Development Limited Tax
    General Obligation Bonds
    Common Bond Fund Series 1997-97A                           5.50         2012       250,000         254,193
 Minneapolis Community Development Agency
    Supported Development Limited Tax
    Revenue Bonds Common Bond Fund
    5th Series 1997                                            5.70         2027       680,000         697,048
 Minneapolis Community Development Agency
    Supported Development Limited Tax
    Revenue Bonds Common Bond Fund Series 1996-01              6.00         2011       980,000       1,013,271
 Minneapolis General Obligation Bonds
    Sports Arena Series 1996                                   5.20         2024     4,940,000       4,974,728
 Minneapolis Hospital Facility
    Pre-refunded Revenue Bonds
    Lifespan Incorporated Series 1989A                         7.00         2014     5,000,000       5,368,500
 Minneapolis Nursing Home Revenue Bonds
    Walker Cityview & Southview Series 1992                    8.50         2022     5,405,000       5,998,631
 Minneapolis Special School District  1
    Certificates of Participation
    Series 1997A (MBIA Insured)                                5.375        2017     2,400,000       2,455,968
 Minnetonka Multi-family Housing
    Refunding Revenue Bonds Cedar Hill West
    (FHA Insured)                                              7.75         2026     5,460,000       5,677,854
 Minnetonka Multi-family Housing Revenue Bonds
    The Cedar Hills Series 1985                                7.50         2017       500,000         519,905
 Minnetonka Senior Housing Revenue Bonds Westridge             6.75         2017       650,000         667,245
 Minnetonka Senior Housing Revenue Bonds Westridge             7.00         2027       500,000         514,650
 New Brighton Tax Credit Investor Revenue Bonds
    Polynesian Village Apartments Series 1995B A.M.T.          7.75         2009     2,355,000       2,428,900
 North St. Paul General Obligation School Bonds                5.125        2025     6,310,000       6,295,929
 Northern Municipal Power Agency Electric System
    Pre-refunded Revenue Bonds
    Series 1989A (AMBAC Insured)                               7.40         2018     1,000,000       1,055,270
 Northern Municipal Power Agency Electric System
    Pre-refunded Revenue Bonds
    Series 1989B (AMBAC Insured)                               7.40         2018     1,800,000       1,891,818
 Northern Municipal Power Agency Electric System
    Refunding Revenue Bonds Series 1989A                       7.25         2016     5,475,000       5,746,889
 Owatanna Public Utilities Pre-refunded
    Revenue Bonds Series 1991                                  6.75         2016     1,000,000       1,076,430
 Plymouth Multi-family Housing Revenue Bonds
    Harbor Lane Apartments Series 1993
    (Asset Guaranty Insured) A.M.T.                            5.90         2013     2,325,000       2,394,053
 Richfield Independent School District  280 Unlimited Tax
    General Obligation School Building Bonds Series 1993C
    Inverse Floater (FGIC Insured)                             6.275        2010     3,300,000(f)    3,436,125
 Richfield Independent School District  280 Unlimited Tax
    General Obligation School Building Bonds Series 1993C
    Inverse Floater (FGIC Insured)                             6.375        2012     2,510,000(f)    2,610,400
 Richfield Multi-family Housing
    Refunding Revenue Bonds
    Village Shores Apartments Series 1996                      7.625        2031     2,980,000       3,082,154
 Robbinsdale Hospital Pre-refunded Revenue Bonds
    North Memorial Medical Center
    Series 1989 (AMBAC Insured)                                7.375        2019     2,200,000       2,320,164
 Robbinsdale Multi-family Housing Revenue Bonds
    Series 1996A                                               7.35         2031     3,260,000       3,323,374
 Rochester Health Care Facility Revenue Bonds
    Mayo Foundation Series A                                   4.95         2019     5,000,000       4,800,350
 Rochester Multi-family Housing Development
    Revenue Bonds Civic Square
    Series 1991 (FHA Insured) A.M.T.                           7.45         2031     4,370,000       4,663,970
 St. Cloud Certificates of Participation                       5.90         2017       400,000         406,060
 St. Cloud Hospital Facility Refunding Revenue Bonds
    Series C (AMBAC Insured)                                   5.30         2020     1,515,000       1,516,773
 St. Cloud Hospital Facility Revenue Bonds
    St. Cloud Hospital Series 1990B (AMBAC Insured)            7.00         2020     5,000,000       5,549,900
 St. Cloud Unlimited Tax General Obligation Bonds
    Series 1998A (FGIC Insured)                                5.00      2020-24     2,180,000       2,133,448
 St. Louis Park Health Care Facilities
    Pre-refunded Revenue Bonds
    Park Nicollet Medical Center Series 1990A                  9.25         2020     4,000,000       4,472,640
 St. Louis Park Health Care Facilities
    Pre-refunded Revenue Bonds
    Park Nicollet Medical Center Series 1991A                  8.625        2021     2,000,000       2,254,240
 St. Louis Park Health Care Facilities Revenue Bonds
    Healthsystem Minnesota Obligated Group
    Series 1993 (AMBAC Insured)                                5.20         2023     5,000,000       4,923,650
 St. Louis Park Health Care Facilities Revenue Bonds
    Healthsystem Minnesota Obligated Group
    Series 1993B Inverse Floater (AMBAC Insured)               5.875        2013     7,000,000(f)    7,122,500
 St. Louis Park Multi-family Housing Refunding
    Revenue Bonds Park Blvd Towers Series 1996A                7.00         2031     3,955,000       4,091,764
 St. Paul & Minneapolis Housing & Redevelopment
    Authority Health Care Facility Revenue Bonds
    Group Health Plan Series 1992                              6.75         2013    10,500,000      11,577,405
 St. Paul Housing & Development Bonds
    Highland Retirement (FHA Insured)                          7.01         2026     5,210,000(i)    5,157,900
 St. Paul Housing & Redevelopment Authority
    Health Care Facility Revenue Bonds
    Lyngblomsten Care Center Series 1993A                      7.125     2006-17     2,730,000       2,894,863
 St. Paul Housing & Redevelopment Authority
    Health Care Facility Multi-family Rental Housing
    Revenue Bonds Lynblomsten Series 1993B                     7.00         2024     1,870,000       1,898,013
 St. Paul Housing & Redevelopment Authority
    Sales Tax Revenue Bonds
    Civic Center (Secondary MBIA Insured)                      5.55         2023     7,500,000       7,789,575
 St. Paul Housing & Redevelopment Authority Single Family
    Mortgage Refunding Revenue Bonds Middle Income
    Phase II Mortgage Backed (FNMA Insured)                    6.80         2028     3,460,000       3,734,759
 St. Paul Port Authority Unlimited Tax
    General Obligation Bonds                                   5.125        2024     4,770,000       4,773,387
 Shoreview Senior Housing Revenue Bonds
    Series 1996                                                7.25         2026     2,700,000       2,742,174
 Southeastern Minnesota Multi-county Housing &
    Redevelopment Authority Housing Development
    Winona County Unlimited Tax
    General Obligation Bonds Series 1997                       5.35         2028     1,170,000       1,179,980
 Southern Minnesota Municipal Power Agency
    Power Supply System Revenue Bonds
    Zero Coupon (MBIA Insured)                                 6.08         2024     5,150,000(g)    1,328,443
 Southern Minnesota Municipal Power Agency Power
    Supply System Revenue Bonds Zero Coupon
    Series 1994A (MBIA Insured)                                6.67         2019    19,500,000(g)    6,581,055
 Southern Minnesota Municipal Power Agency Power
    Supply System Revenue Bonds Zero Coupon
    Series 1994A (MBIA Insured)                                6.88         2022    12,000,000(g)    3,435,480
 Southern Minnesota Municipal Power Agency
    Pre-refunded Bonds Series 1988A-B                          8.125        2018     2,315,000       2,361,300
 Southern Minnesota Municipal Power Agency
    Pre-refunded Revenue Bonds Series A
    Escrowed to Maturity (Secondary MBIA Insured)              5.75         2018     1,970,000       2,101,926
 Southern Minnesota Municipal Power Agency
    Revenue Bonds (Secondary MBIA Insured)                     4.75         2016     7,165,000       6,937,511
 Southern Minnesota Municipal Power Agency
    Un-refunded Balance Power Revenue Bonds Series A           5.75         2018     1,895,000       1,945,445
 Spring Park Health Care Facility Revenue Bonds
    Twin Birch Health Care Center Series 1991                  8.25         2011     1,780,000       1,927,740
 State Agricultural & Economic Development Board
    Health Care System Fairview Hospital &
    Healthcare Service Series 1997A (MBIA Insured)             5.75         2026     2,000,000       2,118,240
 State Agricultural & Economic Development Board
    Hospital Revenue Bonds Evangelical Lutheran
    Good Samaritan Society Series 1997                         5.15         2022     3,000,000       2,950,230
 State General Obligation Various Purpose
    Pre-refunded Bonds Series 1990                             7.00         2009     6,250,000       6,597,313
 State General Obligation Various Purpose
    Pre-refunded Bonds Series 1991                             6.70         2011     8,000,000       8,689,040
 State Higher Education Facilities Authority
    Augsburg College Mortgage Revenue Bonds
    Series 4-F1                                                6.25         2023     1,750,000       1,877,943
 State Higher Education Facilities Authority
    MacAlester College Revenue Bonds 4th Series 1997J          5.55         2017     1,000,000       1,031,810
 State Higher Education Facility Authority
    College Revenue Bonds
    University of St. Thomas 4th Series 1997P                  5.40         2023       580,000         584,947
 State Higher Education Facility Authority
    Mortgage Pre-refunded Revenue Bonds
    St. Mary's College Series 2-M                              8.375        2017     1,000,000       1,055,690
 State Housing Facility Authority
    Housing Finance Agency Housing Development
    Single Family Mortgage Bonds Series B                      7.25         2016       305,000         309,596
 State Housing Finance Agency Single Family
    Mortgage Bonds Series 1989A A.M.T.                         8.00         2029     1,165,000       1,206,066
 State Housing Finance Agency Single Family
    Mortgage Bonds Series 1990A A.M.T.                         7.95         2022     3,015,000       3,191,619
 State Housing Finance Agency Single Family
    Mortgage Bonds Series 1991A A.M.T.                         7.45         2022     3,470,000       3,675,181
 State Housing Finance Agency Single Family
    Mortgage Bonds Series 1992A                                6.95         2016     2,830,000       3,008,516
 State Housing Finance Agency Single Family
    Mortgage Revenue Bonds Series 1997D A.M.T.                 5.85         2019     3,000,000       3,103,320
 State Housing Finance Agency Single Family
    Mortgage Revenue Bonds Series L A.M.T.                     6.70         2020     1,025,000       1,092,148
 State Public Facilities Authority Water Pollution
    Control Revenue Bonds Series 1989A                         7.00         2009     7,850,000       8,419,203
 State University Board of Regents General
    Obligation Bonds Series 1993A Inverse Floater              5.72         2003     5,000,000(f)    5,200,000
 State University Board of Regents
    General Obligation Bonds Series 1996A                      5.50         2021    12,500,000      13,286,625
 State University Board of Regents General Obligation
    Pre-refunded Bonds Series 1989A                            6.00         2011     4,625,000       4,817,400
 State University Board State University System
    Pre-refunded Revenue Bonds
    Series 1989A (MBIA Insured)                                7.40         2019     2,250,000       2,364,030
 Vadnais Heights Multi-family Housing
    Cottages of Vadnais Heights
    Refunding Revenue Bonds Series 1995 A.M.T.                 7.00         2031     3,180,000       3,255,811
 Vadnais Heights Multi-family Housing
    Cottages of Vadnais Heights
    Tax Credit Revenue Bonds Series 1997 A.M.T.                7.00         2009     1,080,000       1,092,377
 Washington County General Obligation
    Capital Improvement Bonds Series 1989A                     7.00      2009-10     4,425,000       4,561,334
 Washington County Housing & Redevelopment Authority
    Woodbury Multi-family Housing
    Refunding Revenue Bonds Series 1996                        6.95         2023     1,970,000       2,019,821
 Western Minnesota Municipal Power Agency
    Revenue Bonds Escrowed to Maturity
    (AMBAC Insured)                                            6.75         2016     5,935,000       6,427,190
 Western Minnesota Municipal Power Agency
    Supply Refunding Revenue Bonds
    Series A (Secondary MBIA Insured)                          5.50         2015    11,250,000      11,253,250
 White Bear Lake Industrial Development
    Revenue Bonds Taylor Series 1988A A.M.T.                   8.75         2008     2,250,000       2,356,290

 Total municipal bonds
 (Cost: $371,435,447)                                                                             $403,775,599

Short-term security (0.5%)

Issuer (d,e)                                            Effective                   Amount             Value(a)
                                                            yield               payable at
                                                                                  maturity
 Municipal notes
 Cohasset Revenue Bonds Minnesota Power & Light
 V.R.D.N. Series B
    06-01-13                                                 5.25%              $  200,000          $   200,000
 Duluth Health Facilities Revenue Bonds V.R.
    06-01-19                                                 5.25                1,300,000            1,300,000
 Minneapolis & St. Paul Housing & Redevelopment
 Authority Health Care Revenue Bonds V.R. Series B
    08-15-25                                                 5.30                  500,000              500,000

 Total short-term securities
 (Cost: $2,000,000)                                                                                 $  2,000,000


 Total investments in securities
 (Cost: $373,435,447)(j)                                                                            $405,775,599


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                           (Unaudited)
 Rating                         12-31-97                 6-30-97
 AAA                               46%                     44%
 AA                                22                      22
 A                                 12                      13
 BBB                                5                       9
 BB and below                      15                      12
 Non-rated                         --                      --
 Total                            100%                    100%

(c) ) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue: AMBAC -- American Municipal Bond Association Corporation FGIC -- Financial Guarantee Insurance Corporation FHA -- Federal Housing Authority FNMA -- Federal National Mortgage Association FSA -- Financial Security Assurance GNMA -- Government National Mortgage Association MBIA -- Municipal Bond Investors Assurance

(d) The following abbreviations are used in portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax-- As of Dec. 31, 1997, the value of securities subject to alternative minimum tax represented 15.0% of net assets.
V.R.      --   Variable Rate
V.R.D.N.  --   Variable Rate Demand Note

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1997.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1997. Inverse floaters in the aggregate represent 4.5% of the Fund's net assets as of Dec. 31, 1997.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements.) Information concerning such security holdings at Dec. 31, 1997 is as follows:

Security                                         Acquisition         Purchase
                                                        date             cost

Bloomington Community Development
     Refunding Revenue Note 24th Avenue Motel        3-31-88       $1,758,382

(i) Non-income producing. Item identified is in default as to payment of interest and/or principal.

(j) At Dec. 31, 1997, the cost of securities for federal income tax purposes was approximately $372,941,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation...........................................$32,858,000
 Unrealized depreciation...........................................    (23,000)
 Net unrealized appreciation.......................................$32,835,000


See accompanying notes to investments in securities.


      IDS New York Tax-Exempt Fund
      Dec. 31, 1997 (Unaudited)
                                                                              (Percentages represent value of
                                                                           investments compared to net assets)


Municipal bonds (97.0%)

Name of issuer and                                            Coupon    Maturity     Principal         Value(a)
title of issue (b,c,d)                                          rate        year       amount

 Albany County Airport Authority Revenue Bonds
    Series 1997 (FSA Insured) A.M.T.                           5.50  %      2019   $   250,000     $   256,385
 Broome County Certificates of Partication
    Public Safety Facility Series 1994 (MBIA Insured)          5.25         2022     2,650,000       2,642,553
 Buffalo Municipal Water Agency Authority Water System
    Revenue Bonds Series 1995 (FGIC Insured)                   5.00         2025     1,000,000         976,630
 Buffalo School Serial Bonds Series 1997B
    (AMBAC Insured)                                            5.375        2016       500,000         513,985
 Erie County Unlimited Tax General Obligation Bonds
    Series B (FGIC Insured)                                    5.50         2025       700,000         719,194
 Erie County Water Authority Fourth Resolution Water
    Refunding Revenue Bonds Zero Coupon
    Series 1992 (AMBAC Insured)                                7.30         2017     1,215,000(e)      292,268
 Erie County Water Authority Water Works System
    Revenue Bonds Series 1990A Escrowed to Maturity
    (AMBAC Insured)                                            6.00         2008     1,765,000       1,955,443
 Fallsburg Sullivan County Unlimited Tax General
    Obligation Improvement Pre-refunded Bonds
    Series 1991                                                7.05      2011-14     1,300,000       1,445,002
 Great Neck North Water Authority Water System
    Pre-refunded Revenue Bonds Series 1989A                    6.00         2020     1,415,000       1,468,600
 Metropolitan Transportation Authority Commuter Facilities
    Service Contract Refunding Bonds 5th Series 1987           6.50         2016     1,775,000       1,905,391
 Metropolitan Transportation Authority Commuter Facilities
    Service Contract Refunding Bonds Series 1987B              5.125        2024     1,000,000         983,630
 Monroe County Utility General Obligation
    Pre-refunded Bonds Water Improvement System                7.10      2008-09     1,000,000       1,049,410
 Municipal Assistance Troy New York General
    Revenue Bonds Series 1996A (MBIA Insured)                  5.00         2022     1,250,000       1,224,288
 New York & New Jersey Port Authority Special Obligation
    Revenue Bonds KIAC Partners Series 4 A.M.T.                6.75         2019     1,500,000       1,660,620
 New York City General Obligation Bonds Series 1995B           7.00         2016     1,500,000       1,707,135
 New York City General Obligation Bonds Series J               5.875        2019     1,000,000       1,040,550
 New York City Industrial Development Agency
    Civil Facility Lease Revenue Bonds Series 1997             5.80         2016     1,000,000       1,034,280
 New York City Industrial Development Agency
    Civil Facility Lease Revenue Bonds Series 1997
    (MBIA Insured)                                             5.25      2017-27     2,000,000       2,011,920
 New York City Industrial Development Agency
    Civil Facility Revenue Bonds Series 1993                   5.375        2023     2,000,000       2,000,620
 New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds
    Series B Inverse Floater (MBIA Insured)                    6.27         2009     2,000,000(f)    2,095,000
 New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds
    Series B (MBIA Insured)                                    5.75         2026       500,000         525,660
 New York City Unlimited Tax General Obligation Bonds
    Series 1996G                                               5.75         2017     1,500,000       1,548,570
 New York City Water Finance Authority
    Water & Sewer System Pre-refunded Revenue Bonds
    Series A (FGIC Insured)                                    6.75         2014     1,185,000       1,250,045
 New York City Water Finance Authority
    Water & Sewer System Revenue Bonds
    Series A (FGIC Insured)                                    6.75         2014       565,000         596,013
 State Dormitory Authority City University System
    Consolidated 3rd Resolution Revenue Bonds
    2nd Series 1994 (MBIA Insured)                             6.25         2019     1,500,000       1,642,110
 State Dormitory Authority City University System
    Revenue Bonds Series 1993A                                 5.75         2013     3,000,000       3,254,220
 State Dormitory Authority College Revenue Bonds
    New York Law School Series 1997 (AMBAC Insured)            5.00         2017       625,000         612,044
 State Dormitory Authority College Revenue Bonds
    Series 1996 (AMBAC Insured)                                5.25         2016     1,140,000       1,158,707
 State Dormitory Authority Nursing Home Revenue Bonds
    Frances Schervier Home Series 1997 Asset Guaranty          5.50         2017     1,000,000       1,016,200
 State Dormitory Authority Revenue Bonds
    Culinary Institute of America Series 1997 (MBIA Insured)   5.00         2017     1,000,000         986,520
 State Dormitory Authority Revenue Bonds
    NYACK Hospital Series 1996                                 6.25         2013     1,000,000       1,063,330
 State Dormitory Authority State University Education
    Facility Cooper Union Insured College Revenue Bonds
    Series 1996 (AMBAC Insured)                                5.375        2020       860,000         871,369
 State Dormitory Authority State University Education
    Facility Pre-refunded Revenue Bonds Series 1990A           7.70         2012     1,750,000       1,927,730
 State Dormitory Authority State University Education
    Facility Refunding Revenue Bonds Series 1990B              7.50         2011     1,900,000       2,337,988
 State Dormitory Authority State University Education
    Facility Revenue Bonds (Secondary AMBAC Insured)           5.25         2015     1,000,000       1,041,750
 State Dormitory Authority State University Education
    Facility Revenue Bonds (Secondary AMBAC Insured)           5.50         2019     2,000,000       2,148,340
 State Energy Research & Development Authority
    Electric Facility Revenue Bonds Consolidated Edison
    Series 1986A A.M.T.                                        7.50         2021     1,750,000       1,767,500
 State Energy Research & Development Authority
    Electric Facility Revenue Bonds Consolidated Edison
    Series 1989A A.M.T.                                        7.75         2024     1,000,000       1,017,880
 State Energy Research & Development Authority
    Electric Facility Revenue Bonds Consolidated Edison
    Series 1990A A.M.T.                                        7.50         2025     5,000,000       5,270,950
 State Energy Research & Development Authority
    Gas Facilities Industrial Development
    Revenue Bonds Series 1996 (MBIA Insured)                   5.50         2021     2,000,000       2,058,900
 State Energy Research & Development Authority
    Pollution Control Refunding
    Revenue Bonds Rochester Gas & Electric
    (MBIA Insured) A.M.T.                                      6.50         2032     2,500,000       2,728,050
 State Energy Research & Development Authority
    Solid Waste Development Revenue Bonds
    State Gas & Electric Company
    Series A (MBIA Insured) A.M.T.                             5.70         2028     3,000,000       3,096,180
 State Environmental Facility State Water & Pollution
    Control Revolving Fund Revenue Bonds New York City
    Municipal Water Finance Authority Series 1990A             7.50         2012     3,000,000       3,287,970
 State Local Government Assistance Bonds Series C              5.50         2022     1,500,000       1,512,285
 State Local Government Assistance
    Pre-refunded Bonds Series 1991A                            7.00         2016     4,000,000       4,427,160
 State Medical Care Facility Finance Agency Hospital &
    Nursing Home Mortgage Revenue Bonds
    Montefiore Hospital Series 1989A (FHA Insured)             7.25         2024     1,400,000       1,479,170
 State Medical Care Facility Finance Agency Mental Health
    Services Facility Improving Refunding Revenue Bonds
    Series 1993F (Secondary FSA Insured)                       5.375        2014     1,000,000       1,016,640
 State Medical Care Facility Finance Agency Mental Health
    Services Facility Improving Refunding Revenue Bonds
    Series 1994A (Secondary FSA Insured)                       5.25         2023     1,500,000       1,493,625
 State Medical Care Facility Finance Agency Revenue Bonds
    Buffalo General Hospital Series 1988C (FHA Insured)        7.60         2008     1,500,000       1,564,890
 State Medical Care Facility Finance Agency Revenue Bonds
    Buffalo General Hospital Series 1988C (FHA Insured)        7.70         2022     1,950,000       2,035,547
 State Medical Care Facility Finance Agency
    Secured Hospital Revenue Bonds Series 1987A                7.10         2027       550,000         566,775
 State Mortgage Agency Homeowner Mortgage
    Revenue Bonds Series 27                                    6.90         2015     3,000,000       3,248,520
 State Mortgage Agency Homeowner Mortgage
    Revenue Bonds Series TT                                    7.50         2015     4,000,000       4,322,840
 State Mortgage Agency Revenue Bonds
    Series 9 A.M.T.                                            7.30         2017       970,000         981,427
 State Thruway Authority Local Highway & Bridge Service
    Contract Bonds Series 1991                                 6.00         2011     2,500,000       2,633,525
 State Urban Development Correction Facility
    Pre-refunded Revenue Bonds Series 1 (FSA Insured)          7.50         2020     4,500,000       4,888,485
 State Urban Development Correctional Capital Facilities
    Refunding Revenue Bonds Series 1993A                       5.25         2021     2,500,000       2,434,900
 State Urban Development Correctional Capital Facilities
    Revenue Bonds Series 5 (MBIA Insured)                      5.50         2025       750,000         769,808
 State Urban Development Revenue Bonds
    Higher Education Applied Technology Grants
    Series 1995 (MBIA Insured)                                 5.75         2015     1,000,000       1,064,670
 Triborough Bridge & Tunnel Authority General Purpose
    Pre-refunded Revenue Bonds Series S                        7.00         2021     3,000,000       3,290,220
 Triborough Bridge & Tunnel Authority
    Special Obligation Refunding Bonds
    Series 1991B (FGIC Insured)                                6.875        2015     2,000,000       2,176,940
 United Nations Development Senior Lien
    Refunding Revenue Bonds Series 1992A                       6.00         2026     4,500,000       4,961,070
 Utica Industrial Development Agency
    Civic Facility Revenue Bonds
    Series 1996A (MBIA Insured)                                5.50         2016       750,000         770,085

 Total municipal bonds
 (Cost: $103,136,036)                                                                             $113,829,512

Short-term securities (1.6%)

Issuer (d,g)                                                   Effective                Amount         Value(a)
                                                                   yield            payable at
                                                                                      maturity
 Municipal notes
 New York City General Obligation Bonds Series B-2 V.R.D.N.
    08-15-03                                                        4.20%           $  300,000      $   300,000
 New York City Water Finance Authority
 Water & Sewer System Revenue Bonds Series 1994C
    06-15-23                                                        5.10             1,000,000        1,000,000
 New York City Water Finance Authority
 Water & Sewer System Revenue Bonds Series A
    06-15-25                                                        4.15               300,000          300,000
 State Energy  Research &  Development  Authority  Pollution  Control  Refunding
 Revenue Bonds Niagara Mohawk Power Series A V.R.
    07-01-15                                                        4.50               300,000          300,000

 Total short-term securities
 (Cost: $1,900,000)                                                                              $    1,900,000

 Total investments in securities
 (Cost: $105,036,036)(h)                                                                           $115,729,512


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:
                                              (Unaudited)
 Rating                            12-31-97                 6-30-97
 AAA                                  64%                     58%
 AA                                   10                      13
 A                                    12                      12
 BBB                                  13                      16
 BB and below                          1                       1
 Non-rated                            --                      --
 Total                               100%                    100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue: AMBAC -- American Municipal Bond Association Corporation FGIC -- Financial Guarantee Insurance Corporation FHA -- Federal Housing Authority FNMA -- Federal National Mortgage Association FSA -- Financial Security Assurance GNMA -- Government National Mortgage Association MBIA -- Municipal Bond Investors Assurance

(d) The following abbreviations are used in portfolio descriptions:
A.M.T.    --   Alternative Minimum Tax-- As of Dec. 31, 1997, the value of securities subject to alternative minimum tax represented 14.3%
               of net assets.
V.R.      --   Variable Rate
V.R.D.N.  --   Variable Rate Demand Note

(e) For zero coupon bonds, the interest rate disclosed represents the annualized yield on the date of acquisition.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1997. Inverse floaters in the aggregate represent 1.8% of the Fund's net assets as of Dec. 31, 1997.

(g) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1997.

(h) At Dec. 31, 1997, the cost of securities for federal income tax purposes was approximately $104,969,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation...........................................$10,761,000
 Unrealized depreciation...........................................        --
 Net unrealized appreciation.......................................$10,761,000


See accompanying notes to investments in securities.


      Investments in securities

      IDS Ohio Tax-Exempt Fund
      Dec. 31, 1997 (Unaudited)
                                                                               (Percentages represent value of
                                                                            investments compared to net assets)

Municipal bonds (96.4%)

Name of issuer and                                            Coupon    Maturity     Principal         Value(a)
title of issue (b,c,d)                                          rate        year       amount

 Barberton Limited Tax Various Purpose General
    Obligation Bonds 1st Series 1989                           7.35  %      2009    $  700,000      $  753,501
 Bellefontaine Hospital Facility Refunding
    Revenue Bonds Mary Rutan Health Association of
    Logan County Series 1993                                   6.00         2013     1,000,000       1,034,930
 Buckeye Valley Local School District School
    Improvement Unlimited Tax General
    Obligation Bonds Series 1995A (MBIA Insured)               5.25         2020     1,000,000       1,000,720
 Butler County Hospital Facility Improvement
    Refunding Revenue Bonds                                    7.50         2010     1,750,000       1,905,610
 Butler County Transportation Improvement District Highway
    Improvement Transit Revenue Bonds
    Series 1997A (FSA Insured)                                 5.125        2017     1,000,000       1,001,270
 Carroll Water & Sewer District
    Water System Improvement Unlimited Tax
    General Obligation Bonds                                   6.25         2010       955,000         974,625
 Celina Local School District
    Unlimited General Obligation Bonds
    Series 1996 (FGIC Insured)                                 5.25         2020     1,000,000       1,000,720
 Clermont County Hospital Facility Revenue Bonds
    Mercy Health System Province of Cincinnati
    Series 1989A (AMBAC Insured)                               7.50         2019       750,000         813,015
 Cleveland Airport Systems Revenue Bonds
    Series 1990A (MBIA Insured) A.M.T.                         7.40         2020       500,000         542,010
 Cleveland Waterworks Improvement 1st Mortgage
    Refunding Revenue Bonds
    Series F 1992B (AMBAC Insured)                             6.25         2016     1,000,000       1,083,980
 Cleveland Waterworks Improvement 1st Mortgage
    Revenue Bonds Series 1987E                                 6.00         2017       200,000         200,098
 Coshocton County Solid Waste Disposal
    Refunding Revenue Bonds
    Stone Container Series 1992                                7.875        2013     1,000,000       1,120,430
 Cuyahoga County Health Care Facilities
    Refunding Revenue Bonds
    Judson Retirement Community Series A                       7.25         2018     1,000,000       1,083,700
 Cuyahoga County Hospital Improvement Revenue Bonds
    Mount Sinai Medical Center Series 1991
    (AMBAC Insured)                                            6.625        2021       600,000         663,270
 Cuyahoga County Hospital Improvement Revenue Bonds
    University Hospitals Health System
    Series 1992 (AMBAC Insured)                                6.50         2011       500,000         542,000
 Cuyahoga County Hospital Refunding Revenue Bonds
    Cleveland Clinic Foundation Series 1992                    5.50         2011     1,500,000       1,566,195
 Cuyahoga County Hospital Revenue Bonds
    Meridia Health Series 1991                                 7.00         2023     1,000,000       1,083,900
 Cuyahoga County Limited Tax General Obligation Bonds          5.60         2013       500,000         542,540
 Cuyahoga Hospital Revenue Bonds Metrohealth System
    Series 1989 (MBIA Insured)                                 6.00         2019     1,000,000       1,022,680
 Delaware County Sewer Improvement Limited Tax
    General Obligation Bonds                                   5.25         2015     1,000,000       1,012,100
 Dover Limited Tax Improvement General Obligation Bonds
    Municipal Sewer System                                     7.10         2009     1,000,000       1,070,330
 Elyria Limited Tax Improvement General Obligation
    Recreation Facility Bonds                                  7.10         2009       715,000         768,039
 Erie County Hospital Improvement Refunding
    Revenue Bonds Firelands Community Hospital
    Series 1992                                                6.75         2015     2,000,000       2,177,320
 Franklin County Convention Facilities Authority
    Tax & Lease Revenue Anticipation
    Pre-refunded Bonds (MBIA Insured)                          7.00         2019     1,500,000       1,647,855
 Highland Heights Limited Tax Improvement
    General Obligation Street Bonds                            7.75         2008       400,000         421,364
 Hilliard County School District Unlimited Tax
    General Obligation Bonds Series A (FGIC Insured)           5.00         2020     1,000,000         981,230
 Lakota Local School District Butler County School
    Unlimited Tax Improvement Bonds                            7.00         2012       500,000         528,335
 Lakota Local School District Butler County School
    Unlimited Tax Improvement Pre-refunded Bonds               7.90         2011       200,000         207,516
 Lakota Local School District Unlimited Tax Improvement
    General Obligation Bonds (AMBAC Insured)                   6.25         2014     2,000,000       2,211,220
 Lorain County Hospital Facilities Refunding
    Revenue Bonds Elyria United Methodist Series C             6.875        2022     1,000,000       1,098,560
 Lorain County Hospital Facilities Refunding
    Revenue Bonds EMH Regional Medical Center
    Series 1995 (AMBAC Insured)                                5.375        2021     2,000,000       2,014,280
 Marietta Sewer System Improvement Bonds (BIG Insured)         7.50         2007       200,000         204,592
 Marion County Health Care Facilities Improvement
    Refunding Revenue Bonds United Church Homes
    Series 1993                                                6.375        2010     1,000,000       1,055,220
 Marysville Sewer System 1st Mortgage Revenue Bonds
    Series 1988 (BIG Insured) A.M.T.                           7.85         2008       400,000         416,080
 Marysville Water System Mortgage Revenue Bonds
    Series 1991 (MBIA Insured)                                 7.05         2021     1,000,000       1,114,610
 Medina County Hospital Revenue Bonds Medina County
    Community Hospital Series 1987 (AMBAC Insured)             6.875        2016       100,000         102,222
 Montgomery County Health Facilities Revenue Bonds
    Friendship Village Dayton Series 1990A                     9.25         2016     1,000,000       1,119,450
 Montgomery County Hospital Facility
    Refunding Revenue & Improvement Bonds
    Ketter Medical Center Series 1996 (MBIA Insured)           5.50         2026     1,000,000       1,027,520
 Montgomery County Water Revenue Bonds
    Greater Moraine-Beavercreek District (FGIC Insured)        6.25         2017     1,000,000       1,096,450
 North Olmsted County General Obligation Bonds
    (AMBAC Insured)                                            5.00      2016-21     1,700,000       1,689,022
 Oak Hills Local School District Unlimited Tax General
    Obligation Bonds Series 1997 (MBIA Insured)                5.125        2025     1,000,000         993,340
 Orrville Electric System Refunding
    Revenue & Improvement Mortgage Bonds
    Series 1997 (AMBAC Insured)                                5.10         2017     1,000,000         995,750
 Parma Hospital Improvement Revenue Bonds
    Parma Community General Hospital
    Series 1989B (MBIA Insured)                                7.125        2013       500,000         522,000
 Pickerington Local School District Unlimited Tax
    General Obligation Pre-refunded Bonds
    (AMBAC Insured)                                            7.00         2013     1,000,000       1,098,570
 Rural Loraine County Water Authority Water Resource
    Improvement Pre-refunded Revenue Bonds
    Series 1991 (AMBAC Insured)                                7.00         2011     1,000,000       1,107,250
 Southwest Local School District Hamilton &
    Butler Counties School Unlimited Tax
    Improvement Bonds (AMBAC Insured)                          7.65         2010       500,000         548,800
 State Air Quality Development Authority Refunding
    Revenue Bonds JMG Funding Limited Partnership
    (AMBAC Insured) A.M.T.                                     6.375        2029       500,000         550,030
 State Air Quality Development Authority Refunding
    Revenue Bonds Series 1994
    (AMBAC Insured) A.M.T.                                     6.375        2029     2,000,000       2,200,120
 State Air Quality Development Authority Revenue Bonds
    Columbus & Southern Series A (FGIC Insured)                6.375        2020     1,000,000       1,100,230
 State Building Authority Local Jail Grant Bonds
    Series 1989A (MBIA Insured)                                7.35         2009       500,000         544,915
 State Building Authority State Facility Pre-refunded Bonds
    Columbus State Office Building Series 1985C                7.35         2005     1,000,000       1,085,410
 State Department of Administrative Services
    Certificate of Participation Rickenbacker Port Authority
     Series 1997 (AMBAC Insured)                               5.00         2023     1,500,000       1,462,020
 State Higher Educational Facility Pre-refunded
    Revenue Bonds Oberlin College Series 1989                  7.375        2014       500,000         537,445
 State Housing Finance Agency Mortgage Revenue Bonds
    Aristocrat South Board & Care
    Series 1991A (FHA Insured) A.M.T.                          7.30         2031     1,500,000       1,590,825
 State Housing Finance Agency Single Family Mortgage
    Revenue Bonds Series 1990A (GNMA Insured) A.M.T.           7.80         2030       420,000         441,260
 State Housing Finance Agency Single Family Mortgage
    Revenue Bonds Series 1990C (GNMA Insured) A.M.T.           7.85         2021       715,000         760,367
 State Municipal Electric Generation Agency
    Revenue Bonds Joint Venture  5 (AMBAC Insured)             5.375        2024     2,000,000       2,018,120
 State Turnpike Revenue Bonds Series A                         5.75         2024     1,000,000       1,048,140
 State Turnpike Revenue Bonds Series A (MBIA Insured)          5.50         2026     1,000,000       1,029,660
 State Valley School District School Improvement
    Unlimited Tax General Obligation Bonds
    Adams & Highland Counties Series 1995 (MBIA Insured)       5.25         2021     2,000,000       2,001,440
 State Water & Air Quality Development Authority
    Cleveland Electric Illumination Pollution Control
    Refunding Revenue Bonds Series 1995                        7.70         2025     1,000,000       1,157,910
 State Water Development Authority Bonds Toledo Edison
    Series 1994 A.M.T.                                         8.00         2023     1,000,000       1,155,890
 State Water Development Authority Water Development
    Pre-refunded Bonds Pure Water Series 1988I                 7.00         2014       500,000         506,825
 State Water Development Authority Water Development
    Refunding Revenue Bonds Pure Water (AMBAC Insured)         5.50         2018       750,000         767,707
 State Water Development Solid Waste Disposal
    Revenue Bonds Northstar BHP Steel LLC-Cargill
    Series 1995 A.M.T.                                         6.30         2020       500,000         541,940
 Summit County Industrial Development Revenue Bonds
    Century Products                                           7.75         2005       100,000         102,941
 Sycamore Board of Education Community School District
    Hamilton County School Improvement Bonds                   6.50         2009       500,000         520,010
 University of Cincinnati Certificates of Participation
    Student Recreation Center (MBIA Insured)                   5.125        2024     1,000,000         985,010
 University of Cincinnati General Receipt
    Pre-refunded Bonds Series I-1                              7.10         2010       750,000         797,318
 University of Toledo General Receipt
    Pre-refunded Bonds Series 1990 (MBIA Insured)              7.125        2020       500,000         544,680
 Warren County Various Purpose Limited Tax
    General Obligation Bonds Series 1992                       6.10         2012       500,000         569,225
 Whitehall City School District Franklin County
    Unlimited Tax Improvement General Obligation
    Pre-refunded Revenue Bonds                                 7.25         2013       500,000         539,910

 Total municipal bonds
 (Cost: $63,667,803)                                                                               $69,723,567


Short-term securities (2.4%)

Issuer (d,e)                                             Effective               Amount               Value(a)
                                                             yield           payable at
                                                                              maturity
 Municipal notes
 State Air Quality Development Authority Revenue Bonds
 Cincinnati Gas & Electric V. R. Series 1985B
    12-01-15                                                 4.50%           $1,500,000           $  1,500,000
 State Air Quality Development Authority Revenue Bonds
 Cincinnati Gas & Electric V. R. Series A
    09-01-30                                                 4.95               200,000                200,000

 Total short-term securities
 (Cost: $1,700,000)                                                                               $  1,700,000


 Total investments in securities
 (Cost: $65,367,803)(f)                                                                            $71,423,567


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                         (Unaudited)
 Rating                       12-31-97                06-30-97
 AAA                             67%                     64%
 AA                               8                       9
 A                                8                       9
 BBB                             10                      10
 BB and below                     7                       8
 Non-rated                       --                      --
 Total                          100%                    100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue: AMBAC -- American Municipal Bond Association Corporation BIG -- Bond Investors Guarantee FGIC -- Financial Guarantee Insurance Corporation FHA -- Federal Housing Authority FSA -- Financial Security Assurance GNMA -- Government National Mortgage Association MBIA -- Municipal Bond Investors Assurance

(d) The following abbreviations are used in portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax-- As of Dec. 31, 1997, the value of securities subject to alternative minimum tax represented 11.3%
               of net assets.
V.R.      --   Variable Rate

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1997.

(f) At Dec. 31, 1997, the cost of securities for federal income tax purposes was
approximately   $65,331,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation...........................................$6,093,000
 Unrealized depreciation...........................................        --
 Net unrealized appreciation.......................................$6,093,000

 Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS State Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010